UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-06017
Investment Company Act File Number
Artio Select Opportunities Fund Inc.
(Exact Name of Registrant as Specified in Charter)
330 Madison Avenue, New York, NY 10017
(Address of Principal Executive Offices)
Anthony Williams
c/o Artio Global Management LLC
330 Madison Avenue, New York, NY 10017
(Name and Address of Agent for Services)
(212) 297-3600
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31
Date of Reporting Period

Item 1. Schedule of Investments

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2013

Artio Select Opportunities Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—94.2%†
	United States—59.8%
4,559	3M Co	$458,407
3,519	Ball Corp	156,666
5,728	Bed Bath & Beyond (1)	336,234
11,764	Cisco Systems	241,986
5,694	Citigroup Inc	240,059
2,937	Colgate-Palmolive Co	315,346
2,767	Covidien PLC	172,495
1,841	Cummins Inc	211,402
2,416	DaVita HealthCare Partners (1)	278,831
6,054	Deckers Outdoor (1)	241,857
6,611	Dollar Tree (1)	264,374
3,927	Ensco PLC-Class A	249,639
2,958	Express Scripts Holding (1)	158,016
5,354	Exxon Mobil	481,699
6,983	Freeport-McMoRan Copper & Gold	246,151
5,901	General Mills	247,488
19,156	Intel Corp	403,042
3,418	Johnson & Johnson	252,659
10,485	JPMorgan Chase	493,319
5,693	Kellogg Co	333,041
631	MasterCard Inc-Class A	327,110
2,884	Michael Kors Holdings (1)	161,879
14,611	Microsoft Corp	401,364
13,802	Oracle Corp	490,109
2,549	PetSmart Inc	166,730
5,000	QUALCOMM Inc	330,150
4,957	Ross Stores	295,933
6,243	TJX Cos	282,059
9,068	Ultra Petroleum (1)	165,219
2,507	Union Pacific	329,570
2,740	United Technologies	239,942
6,195	UnitedHealth Group	342,026
11,528	Wells Fargo	401,520

		9,716,322

	Japan—7.6%
30,000	Isuzu Motors	188,363
10,400	Komatsu Ltd	277,493
8,200	Seven & I	249,971
6,900	Toyota Motor	330,030

1

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Select Opportunities Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Japan—Continued

465	Yahoo Japan	$183,177

		1,229,034

	Switzerland—4.4%
3,336	Compagnie Financiere Richemont	274,245
2,904	Transocean Ltd	164,735
16,035	UBS AG (1)	277,905

		716,885

	United Kingdom—4.0%
51,228	Barclays PLC	244,471
10,908	GlaxoSmithKline PLC	249,986
6,102	Standard Chartered	162,288

		656,745

	Netherlands—3.6%
24,172	ING Groep Dutch Certificate (1)	244,410
8,549	Unilever NV	345,811

		590,221

	Indonesia—2.7%
96,500	Indocement Tunggal Prakarsa Tbk PT	215,490
361,000	Indofood Sukses Makmur	224,235

		439,725

	China—2.6%
357,000	China Shanshui Cement Group	261,461
28,000	Tsingtao Brewery-Class H	162,104

		423,565

	Denmark—2.1%
1,886	Novo Nordisk-Class B	346,892

	Australia—2.0%
8,416	BHP Billiton	329,011

	France—1.8%
6,270	Societe Generale (1)	283,200

	Italy—1.6%
38,966	UniCredit SpA (1)	251,556

	India—1.0%
1,739	State Bank of India Sponsored GDR	163,466

2

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Select Opportunities Fund Inc.

Share	Fair
Amount	Description	Value
COMMON STOCKS—Continued

Brazil—1.0%
9,434	Itau Unibanco Holding ADR	$162,548

TOTAL COMMON STOCKS (Cost $14,386,108)	15,309,170

PREFERRED STOCKS—1.0%
South Korea—1.0%
203	Samsung Electronics 0.930% (Cost $162,816)	158,086

Face
Value	Currency
REPURCHASE AGREEMENT—7.2%
United States—7.2%
1,179,965	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 01/31/2013, due 02/01/2013, with a maturity value of $1,179,966 and an effective yield of 0.01%, collateralized by a U.S. Treasury Note, with a rate of 0.375%, a maturity of 06/15/2015, and an aggregate fair value of $1,207,089. (Cost $1,179,965)	1,179,965

TOTAL INVESTMENTS—102.4% (Cost $15,728,889)	16,647,221
OTHER ASSETS AND LIABILITIES—(2.4)%	(394,891)

TOTAL NET ASSETS—100.0%	$16,252,330

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $15,841,158.

3

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2013

Artio Select Opportunities Fund Inc.

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
03/21/13	Deutsche Bank AG London	JPY	42,747,588	468,556	477,086	$8,530

Glossary of Currencies

JPY	— Japanese Yen
USD	— United States Dollar

4

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2013

Artio Select Opportunities Fund Inc.

At January 31, 2013, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Financials	18.0%	$2,924,742
Consumer Discretionary	15.6	2,541,704
Information Technology	15.6	2,535,024
Consumer Staples	11.7	1,877,996
Health Care	11.1	1,800,905
Industrials	9.3	1,516,814
Materials	7.4	1,208,779
Energy	6.5	1,061,292
Short-term Investment	7.2	1,179,965

Total Investments	102.4	16,647,221
Other Assets and Liabilities (Net)	(2.4)	(394,891)

Net Assets	100.0%	$16,252,330

5

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2013

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—90.0%†
	Japan—15.1%
140,100	Bridgestone Corp	$3,673,672
92,500	Chubu Electric Power	1,170,694
313,700	Daikin Industries	11,996,636
188,000	Denso Corp	7,045,365
337,852	Honda Motor	12,975,797
1,767,000	Isuzu Motors	11,094,576
348,397	ITOCHU Corp	3,947,430
124,500	Japan Tobacco	3,883,974
116,500	Kansai Electric Power	1,110,618
75,600	KDDI Corp	5,633,136
370,400	Komatsu Ltd	9,883,016
1,951,900	Mitsubishi UFJ Financial	11,143,326
156,500	Nitto Denko	8,848,784
174,100	Seven & I	5,307,322
39,800	SMC Corp	6,899,365
273,900	Sony Corp	4,087,791
291,600	Sumitomo Mitsui Financial	11,726,627
309,100	Suzuki Motor	8,105,153
102,600	Takeda Pharmaceutical	5,284,024
291,400	Tokyo Electric Power (1)	680,125
599,789	Toyota Motor	28,688,135
259,800	Unicharm Corp	13,807,035
6,881	Yahoo Japan	2,710,628

		179,703,229

	Switzerland—13.7%
98,016	Compagnie Financiere Richemont	8,057,658
154,181	Credit Suisse	4,555,155
6,615	Flughafen Zuerich	2,944,238
75,777	Holcim Ltd	5,896,541
445,230	Nestle SA	31,246,784
434,003	Novartis AG	29,553,197
113,308	Roche Holding	25,063,406
25,303	Swatch Group	13,878,438
23,279	Syngenta AG	10,045,381
54,857	Transocean Ltd	3,111,877
716,029	UBS AG (1)	12,409,597
55,624	Zurich Financial Services	15,993,809

		162,756,081

	United Kingdom—12.7%
97,435	AMEC PLC	1,669,910

6

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	United Kingdom—Continued

331,578	ARM Holdings	$4,536,792
1,570,613	Barclays PLC	7,495,283
301,623	BHP Billiton	10,314,947
816,876	BT Group	3,219,657
403,155	Compass Group	4,883,349
629,236	Diageo PLC	18,725,362
236,153	Experian PLC	4,047,357
338,723	GlaxoSmithKline PLC	7,762,742
1,086,061	HSBC Holdings	12,340,820
7,854,035	Lloyds Banking (1)	6,432,794
78,211	Rio Tinto	4,414,385
1,043,235	Rolls-Royce Holdings (1)	15,646,805
1,268,230	Royal Bank of Scotland Group (1)	6,902,783
63,685	SABMiller PLC	3,180,534
223,952	Standard Chartered	5,956,208
4,414,185	Vodafone Group	12,044,361
48,467	Whitbread PLC	1,974,839
912,240	WPP PLC	14,340,167
266,326	Xstrata PLC	4,988,841

		150,877,936

	France—11.3%
26,517	Air Liquide	3,388,489
305,442	AXA SA	5,655,235
256,531	BNP Paribas	16,091,013
18,704	Christian Dior	3,267,538
45,475	Danone SA	3,150,583
41,597	Essilor International	4,239,862
192,400	European Aeronautic Defence & Space	9,037,566
92,232	Eutelsat Communications	3,168,702
15,387	Iliad SA	2,850,980
666,252	L’Occitane International	2,001,634
38,188	L’Oreal SA	5,670,897
32,684	LVMH	6,160,113
97,641	Pernod-Ricard SA	12,219,986
38,171	PPR	8,207,224
14,390	Remy Cointreau	1,835,904
56,656	Safran SA	2,600,536
282,329	Sanofi	27,539,133
44,981	Schneider Electric	3,425,307

7

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	France—Continued

307,816	Societe Generale (1)	$13,903,265

		134,413,967

	Germany—8.2%
23,294	Allianz SE	3,331,088
60,988	BASF SE	6,180,732
140,848	Bayer AG	13,895,468
54,322	BMW AG	5,467,571
22,417	Brenntag AG	3,193,504
42,993	Continental AG	5,045,106
58,911	Daimler AG	3,428,531
255,374	Deutsche Post	5,995,216
206,738	Fraport AG	12,529,950
81,629	Fresenius Medical Care AG	5,754,007
49,123	Fresenius SE	5,977,819
48,660	HeidelbergCement AG	3,064,108
40,424	Linde AG	7,374,730
147,019	SAP AG	12,041,659
150,748	ThyssenKrupp AG (1)	3,660,745

		96,940,234

	Romania—3.1%
8,822,685	BRD-Groupe Societe Generale	24,058,142
95,166,672	OMV Petrom	12,947,265

		37,005,407

	Netherlands—3.0%
20,925	Akzo Nobel	1,431,256
104,019	ASML Holding	7,808,100
302,091	ING Groep Dutch Certificate (1)	3,054,522
58,269	Koninklijke DSM	3,571,503
101,064	Koninklijke Philips Electronics	3,156,608
271,558	Reed Elsevier	4,218,771
220,320	Unilever NV	8,912,053
97,981	Ziggo NV	3,124,819

		35,277,632

	China—2.7%
7,386,000	Bank of China-Class H	3,647,525
446,000	Brilliance China Automotive Holdings (1)	601,529
8,727,000	China Construction Bank-Class H	7,528,029
659,000	China Mobile	7,248,108

8

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	China—Continued

1,954,000	Dongfeng Motor Group-Class H	$3,189,690
6,339,000	Industrial Commercial Bank of China-Class H	4,773,356
150,500	Tencent Holdings	5,266,675

		32,254,912

	Bulgaria—2.7%
1,065,941	Central Cooperative Bank (1)	747,250
5,744,865	Chimimport AD (1)	6,479,546
4,078,860	LEV Insurance (10)(12)	1,998,450
1,338,736	Sparki Eltos Lovetch (1)(4)(10)	602,118
11,391,019	Vivacom (1)(12)	22,137,673

		31,965,037

	Italy—2.5%
8,454	Brunello Cucinelli SpA (1)	169,722
280,168	Eni SpA	7,031,743
5,973,030	Intesa Sanpaolo	12,177,894
1,592,938	UniCredit SpA (1)	10,283,674

		29,663,033

	Hong Kong—1.5%
227,000	Cheung Kong Holdings	3,720,160
335,000	Hang Lung Properties	1,263,458
374,000	Hutchison Whampoa	4,181,007
1,007,400	Sands China	5,078,891
1,500,400	Wynn Macau (1)	4,207,814

		18,451,330

	Russia—1.4%
4,497,178	Sberbank of Russia	16,388,382

	Taiwan—1.2%
4,320,000	Taiwan Semiconductor Manufacturing	14,850,389

	Nigeria—1.2%
1,129,222	Cadbury Nigeria (1)	229,940
682,672	Guinness Nigeria	1,268,645
1,244,414	Nestle Foods Nigeria	6,493,284
4,524,763	Nigerian Breweries	4,567,088
6,705,077	Unilever Nigeria	1,835,096

		14,394,053

9

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Denmark—1.1%
70,317	Novo Nordisk-Class B	$12,933,421

	Brazil—1.1%
159,811	Banco Bradesco ADR	2,937,326
566,098	Banco Santander Brasil ADR	4,200,447
74,821	Grupo BTG Pactual	1,288,266
247,421	Itau Unibanco Holding ADR	4,263,064

		12,689,103

	Sweden—1.0%
112,514	Atlas Copco-Class A	3,205,794
367,540	Svenska Cellulosa-Class B	8,906,770

		12,112,564

	Turkey—0.9%
536,062	Akbank TAS	2,712,155
537,397	Turkiye Garanti Bankasi	2,694,470
741,778	Turkiye Is Bankasi-Class C	2,740,923
916,541	Yapi ve Kredi Bankasi AS (1)	2,688,506

		10,836,054

	Canada—0.9%
20,859	BCE Inc	925,326
75,084	Cenovus Energy	2,488,893
23,893	Rogers Communications	1,108,716
169,362	Suncor Energy	5,747,982

		10,270,917

	South Korea—0.8%
7,081	Samsung Electronics	9,415,973

	Spain—0.6%
563,185	Iberdrola SA	3,036,462
23,558	Inditex SA	3,300,089
129,749	Mediaset Espana Comunicacion	979,058

		7,315,609

	Serbia—0.5%
259,623	Komercijalna Banka (1)	5,062,419
78,160	Toza Markovic ad Kikinda (1)(4)(10)(12)	882,997
3,816	Univerzal Banka (1)(4)	44,157

		5,989,573

10

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Czech Republic—0.5%
28,731	Komercni Banka	$5,793,100

	Belgium—0.4%
115,724	KBC Groep	4,560,924

	Ukraine—0.3%
73,365,005	Bogdan Motors PJSC (1)	500,001
996,383	Davento-Ukraine PJSC (1)(4)(12)	65,230
4,542,248	Oranta (1)(4)(12)	24,400
36,130,085	Raiffeisen Bank Aval (1)	457,865
48,628	Retail Group (1)(4)(12)	72,493
8,375,303	Slavutich Brewery (1)(4)	2,442,604

		3,562,593

	Mexico—0.3%
508,370	Grupo Financiero Banorte	3,500,896

	Ireland—0.3%
370,449	Dragon Oil	3,336,024

	Portugal—0.3%
974,623	Energias de Portugal	3,142,012

	India—0.2%
86,309	United Spirits	2,928,405

	Australia—0.2%
539,646	Telstra Corp	2,589,237

	Norway—0.2%
47,611	Seadrill Ltd	1,881,149

	Greece—0.1%
50,700	Coca-Cola Hellenic Bottling	1,317,906

	Venezuela—0.0%
34,619	Banco Provincial (4)	311,236
156	Banco Venezolano de Credito SA (1)(4)(12)	—
15,843,815	Cemex Venezuela SACA-I (1)(4)(12)	—
2,847,910	Siderurgica Venezolana Sivensa S.A.C.A. Sponsored ADR (1)(4)(12)	—

		311,236

	Latvia—0.0%
1,424,182	AS Parex Banka (4)(12)	—

	TOTAL COMMON STOCKS (Cost $1,140,973,172)	1,069,428,318

11

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio International Equity Fund

Share			Fair
Amount		Description	Value
PREFERRED STOCKS—2.6%
	Germany—1.7%
39,446	Henkel AG 1.220%		$3,481,964
62,135	Porsche Automobil Holding 1.170%		5,406,322
46,632	Volkswagen AG 1.660%		11,529,774

			20,418,060

	Bulgaria—0.7%
6,328,542	Chimimport AD 9.000% (10)		8,521,514

	South Korea—0.2%
3,007	Samsung Electronics 0.930%		2,341,700

	TOTAL PREFERRED STOCKS (Cost $27,820,373)		31,281,274

Face
Value	Currency
FOREIGN GOVERNMENT BONDS—0.4%
	Venezuela—0.4%
		Bonos de la Deuda Publica Nacional
10,000,000	VEF	17.250% due 12/31/2015 (4)	602,130
20,000,000	VEF	18.000% due 04/12/2018 (4)	1,255,204
49,500,000	VEF	16.000% due 08/23/2018 (4)	2,924,651

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $8,996,336)	4,781,985

Share		Fair
Amount	Description	Value
EQUITY LINKED NOTES—0.3%
	Ireland—0.3%
424,165	Ryanair Holdings, Issued by Barclays Bank, Expires 11/04/2013 144A (1)(9)	$3,166,686

	Ukraine—0.0%
84	Laona Investments, Issued by HypoVereinsbank AG, Expires 04/19/2013 (1)(12)	16,800

12

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio International Equity Fund

Share	Fair
Amount	Description	Value
EQUITY LINKED NOTES—Continued
Ukraine—Continued

1,016	Laona Investments, Issued by UniCredit Bank AG, Expires 04/19/2013 (1)(4)(12)	$203,200

220,000

TOTAL EQUITY LINKED NOTES (Cost $6,099,583)	3,386,686

FOREIGN GOVERNMENT COMPENSATION NOTES—0.2%
Bulgaria—0.2%
10,188,631	Bulgaria Compensation Notes (1)	1,378,992
1,893,174	Bulgaria Housing Compensation Notes (1)	242,437

TOTAL FOREIGN GOVERNMENT COMPENSATION NOTES (Cost $5,379,510)	1,621,429

EXCHANGE-TRADED FUND—0.1%
Russia—0.1%
92,634	Renaissance Pre-IPO Fund (4)(12)(Cost $9,726,570)	1,389,510

Face
Value	Currency
REPURCHASE AGREEMENT—3.0%
United States—3.0%
35,550,684	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 01/31/2013, due 02/01/2013, with a maturity value of $35,550,694 and an effective yield of 0.01%, collateralized by a U.S. Treasury Note, with a rate of 0.375%, a maturity of 06/15/2015, and an aggregate fair value of $36,262,771. (Cost $35,550,684)	35,550,684

TOTAL INVESTMENTS—96.6% (Cost $1,234,546,228)	1,147,439,886
OTHER ASSETS AND LIABILITIES—3.4%	40,822,280

TOTAL NET ASSETS—100.0%	$1,188,262,166

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $1,249,630,819.

13

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2013

Artio International Equity Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
03/20/13	Credit Suisse	EUR	45,274,158	61,470,203	60,292,342	$1,177,861
03/21/13	Deutsche Bank AG/London	JPY	1,054,285,736	11,556,035	11,659,100	(103,065)
03/20/13	Credit Suisse	MXN	156,121,881	12,231,479	12,285,700	(54,221)

Net unrealized appreciation on forward foreign exchange contracts to buy						$1,020,575

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
03/20/13	Credit Suisse	CHF	55,180,448	60,633,213	59,410,463	$(1,222,750)
03/20/13	Credit Suisse	EUR	31,772,146	43,138,080	42,263,117	(874,963)
03/21/13	Deutsche Bank AG/London	JPY	7,442,638,440	81,578,821	83,278,574	1,699,753

Net unrealized depreciation on forward foreign exchange contracts to sell						$(397,960)

Glossary of Currencies

CHF	— Swiss Franc
EUR	— Euro
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar
VEF	— Bolivar Fuerte

14

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2013

Artio International Equity Fund

At January 31, 2013, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Financials	23.1%	$274,716,153
Consumer Discretionary	16.4	194,733,020
Consumer Staples	11.9	141,484,629
Health Care	11.6	138,223,079
Industrials	10.3	122,343,196
Materials	6.2	73,180,442
Telecommunication Services	5.1	60,882,013
Information Technology	5.0	58,971,916
Energy	3.2	38,214,843
Utilities	0.8	9,139,911
Short-term Investment	3.0	35,550,684

Total Investments	96.6	1,147,439,886
Other Assets and Liabilities (Net)	3.4	40,822,280

Net Assets	100.0%	$1,188,262,166

15

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2013

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—89.4%†
	Japan—15.5%
114,900	Bridgestone Corp	$3,012,883
69,000	Chubu Electric Power	873,274
257,500	Daikin Industries	9,847,414
141,500	Denso Corp	5,302,761
273,132	Honda Motor	10,490,113
1,329,000	Isuzu Motors	8,344,477
271,388	ITOCHU Corp	3,074,898
90,600	Japan Tobacco	2,826,410
86,900	Kansai Electric Power	828,435
57,300	KDDI Corp	4,269,560
274,230	Komatsu Ltd	7,317,007
1,504,700	Mitsubishi UFJ Financial	8,590,277
132,900	Nitto Denko	7,514,398
137,900	Seven & I	4,203,789
30,000	SMC Corp	5,200,526
199,900	Sony Corp	2,983,386
216,400	Sumitomo Mitsui Financial	8,702,477
232,100	Suzuki Motor	6,086,076
84,400	Takeda Pharmaceutical	4,346,702
216,800	Tokyo Electric Power (1)	506,009
449,994	Toyota Motor	21,523,382
195,700	Unicharm Corp	10,400,449
5,160	Yahoo Japan	2,032,676

		138,277,379

	Switzerland—13.9%
70,073	Compagnie Financiere Richemont	5,760,532
115,451	Credit Suisse	3,410,908
70,448	Holcim Ltd	5,481,868
351,328	Nestle SA	24,656,627
349,210	Novartis AG	23,779,264
84,175	Roche Holding	18,619,270
19,114	Swatch Group	10,483,835
17,287	Syngenta AG	7,459,706
40,717	Transocean Ltd	2,309,756
586,221	UBS AG (1)	10,159,876
41,414	Zurich Financial Services (1)	11,907,947

		124,029,589

	United Kingdom—13.4%
85,838	AMEC PLC	1,471,152
279,452	ARM Holdings	3,823,582

16

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	United Kingdom—Continued

1,215,171	Barclays PLC	$5,799,042
282,035	BHP Billiton	9,645,073
615,237	BT Group	2,424,912
369,018	Compass Group	4,469,854
526,582	Diageo PLC	15,670,493
184,165	Experian PLC	3,156,350
253,858	GlaxoSmithKline PLC	5,817,834
803,458	HSBC Holdings	9,129,626
5,069,313	Lloyds Banking (1)	4,151,986
70,808	Rio Tinto	3,996,545
880,617	Rolls-Royce Holdings (1)	13,207,803
947,202	Royal Bank of Scotland Group (1)	5,155,476
47,886	SABMiller PLC	2,391,506
167,373	Standard Chartered	4,451,438
3,270,872	Vodafone Group	8,924,765
36,217	Whitbread PLC	1,475,700
685,284	WPP PLC	10,772,480
205,739	Xstrata PLC	3,853,920

		119,789,537

	France—11.8%
32,063	Air Liquide	4,097,188
242,748	AXA SA	4,494,461
191,236	BNP Paribas	11,995,357
14,108	Christian Dior	2,464,629
34,390	Danone SA	2,382,596
31,110	Essilor International	3,170,952
145,877	European Aeronautic Defence & Space	6,852,251
93,438	Eutelsat Communications	3,210,135
14,190	Iliad SA	2,629,194
506,229	L’Occitane International	1,520,874
28,263	L’Oreal SA	4,197,040
24,279	LVMH	4,575,981
73,890	Pernod-Ricard SA	9,247,496
34,828	PPR (3)	7,488,439
10,321	Remy Cointreau	1,316,773
39,403	Safran SA	1,808,615
210,403	Sanofi	20,523,277
34,183	Schneider Electric	2,603,038
225,092	Societe Generale (1)	10,166,833

		104,745,129

17

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Germany—8.7%
26,693	Allianz SE	$3,817,152
49,676	BASF SE	5,034,336
106,240	Bayer AG	10,481,189
39,928	BMW AG	4,018,799
18,006	Brenntag AG	2,565,117
32,192	Continental AG	3,777,640
43,717	Daimler AG	2,544,263
229,734	Deutsche Post	5,393,285
154,727	Fraport AG	9,377,674
92,275	Fresenius Medical Care AG	6,504,440
36,775	Fresenius SE	4,475,180
36,664	HeidelbergCement AG	2,308,723
28,039	Linde AG	5,115,279
114,031	SAP AG	9,339,762
108,224	ThyssenKrupp AG (1)	2,628,098

		77,380,937

	Romania—3.9%
9,061,304	BRD-Groupe Societe Generale	24,708,821
74,296,030	OMV Petrom	10,107,849

		34,816,670

	Netherlands—3.5%
15,783	Akzo Nobel	1,079,547
83,450	ASML Holding	6,264,105
275,772	ING Groep Dutch Certificate (1)	2,788,404
41,751	Koninklijke DSM	2,559,059
75,730	Koninklijke Philips Electronics	2,365,332
224,439	Reed Elsevier	3,486,757
223,155	Unilever NV	9,026,730
122,870	Ziggo NV	3,918,581

		31,488,515

	Italy—2.4%
203,170	Eni SpA	5,099,224
4,377,643	Intesa Sanpaolo	8,925,198
1,168,293	UniCredit SpA (1)	7,542,254

		21,566,676

	China—2.2%
2,281,000	Bank of China-Class H	1,126,456
332,000	Brilliance China Automotive Holdings (1)	447,775

18

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	China—Continued

4,156,000	China Construction Bank-Class H	$3,585,022
492,500	China Mobile	5,416,833
1,450,000	Dongfeng Motor Group-Class H	2,366,965
2,906,000	Industrial Commercial Bank of China-Class H	2,188,259
117,200	Tencent Holdings	4,101,358

		19,232,668

	Hong Kong—1.5%
150,000	Cheung Kong Holdings	2,458,255
199,000	Hang Lung Properties	750,532
266,000	Hutchison Whampoa	2,973,657
753,800	Sands China	3,800,346
1,116,800	Wynn Macau (1)	3,132,023

		13,114,813

	Russia—1.4%
3,507,310	Sberbank of Russia	12,781,157

	Taiwan—1.2%
3,210,000	Taiwan Semiconductor Manufacturing	11,034,664

	Sweden—1.2%
137,800	Atlas Copco-Class A	3,926,253
268,439	Svenska Cellulosa-Class B	6,505,209

		10,431,462

	Denmark—1.1%
54,808	Novo Nordisk-Class B	10,080,847

	Brazil—1.1%
119,506	Banco Bradesco ADR	2,196,520
430,678	Banco Santander Brasil ADR	3,195,631
55,951	Grupo BTG Pactual	963,363
180,697	Itau Unibanco Holding ADR	3,113,409

		9,468,923

	Turkey—0.9%
403,184	Akbank TAS	2,039,871
403,184	Turkiye Garanti Bankasi	2,021,535
557,907	Turkiye Is Bankasi-Class C	2,061,506
691,572	Yapi ve Kredi Bankasi AS (1)	2,028,601

		8,151,513

19

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Canada—0.9%
18,135	BCE Inc	$804,487
57,938	Cenovus Energy	1,920,536
19,690	Rogers Communications	913,682
126,161	Suncor Energy	4,281,782

		7,920,487

	Nigeria—0.8%
7,163,880	Nigerian Breweries	7,230,892

	South Korea—0.8%
5,269	Samsung Electronics	7,006,462

	Spain—0.6%
414,966	Iberdrola SA	2,237,326
17,564	Inditex SA	2,460,428
97,331	Mediaset Espana Comunicacion	734,439

		5,432,193

	Czech Republic—0.5%
21,401	Komercni Banka	4,315,135

	Mexico—0.4%
563,834	Grupo Financiero Banorte	3,882,849

	Belgium—0.4%
82,992	KBC Groep	3,270,888

	Ireland—0.3%
280,014	Dragon Oil	2,521,625

	Portugal—0.3%
774,590	Energias de Portugal	2,497,141

	Australia—0.2%
367,880	Telstra Corp	1,765,099

	India—0.2%
51,730	United Spirits	1,755,163

	Norway—0.2%
36,986	Seadrill Ltd	1,461,347

	Greece—0.1%
33,748	Coca-Cola Hellenic Bottling	877,252

20

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio International Equity Fund II

Share	Fair
Amount	Description	Value
COMMON STOCKS—Continued

Ukraine—0.0%
12,591,806	Raiffeisen Bank Aval (1)	$159,572

TOTAL COMMON STOCKS (Cost $703,178,620)	796,486,584

PREFERRED STOCKS—2.1%
Germany—1.9%
42,206	Henkel AG 1.220%	3,725,594
52,896	Porsche Automobil Holding 1.170%	4,602,443
34,636	Volkswagen AG 1.660%	8,563,759

16,891,796

South Korea—0.2%
2,239	Samsung Electronics 0.930%	1,743,621

TOTAL PREFERRED STOCKS (Cost $14,355,245)	18,635,417

EQUITY LINKED NOTES—0.3%
Ireland—0.3%
312,427	Ryanair Holdings, Issued by Barclays Bank, Expires 11/04/2013 144A (Cost $1,917,706) (1)(9)	2,332,485

Share
Amount	Currency
INVESTMENT COLLATERAL FROM SECURITY LENDING—0.8%
United States—0.8%
7,489,350	USD	State Street Navigator Security Lending Prime Portfolio (Cost $7,489,350)	7,489,350

21

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio International Equity Fund II

Face			Fair
Value	Currency	Description	Value
REPURCHASE AGREEMENT—4.6%
		United States—4.6%
41,503,099	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 01/31/2013, due 02/01/2013, with a maturity value of $41,503,111 and an effective yield of 0.01%, collateralized by a U.S. Treasury Note, with a rate of 1.000%, a maturity of 03/31/2017, and an aggregate fair value of $42,337,392. (Cost $41,503,099)	$41,503,099

		TOTAL INVESTMENTS—97.2% (Cost $768,444,020)	866,446,935
		OTHER ASSETS AND LIABILITIES—2.8%	24,563,649

		TOTAL NET ASSETS—100.0%	$891,010,584

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $769,700,918.

22

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2013

Artio International Equity Fund II

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
03/20/13	Credit Suisse	EUR	34,064,116	46,249,963	45,363,745	$886,218
03/21/13	Deutsche Bank AG London	JPY	823,580,840	9,027,277	9,107,788	(80,511)
03/20/13	Credit Suisse	MXN	117,967,382	9,242,238	9,283,116	(40,878)

Net unrealized appreciation on forward foreign exchange contracts to buy						$764,829

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
03/20/13	Credit Suisse	CHF	41,517,756	45,620,415	44,700,418	$(919,997)
03/20/13	Credit Suisse	EUR	24,037,937	32,637,092	31,974,475	(662,617)
03/21/13	Deutsche Bank AG London	JPY	5,686,927,224	62,334,456	63,636,449	1,301,993

Net unrealized depreciation on forward foreign exchange contracts to sell						$(280,621)

Glossary of Currencies

CHF	— Swiss Franc
EUR	— Euro
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

23

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2013

Artio International Equity Fund II

At January 31, 2013, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Financials	22.2%	$198,036,094
Consumer Discretionary	16.8	149,901,174
Health Care	12.1	107,798,955
Consumer Staples	11.9	106,414,019
Industrials	9.2	82,001,705
Materials	6.8	60,773,740
Information Technology	5.1	45,346,230
Telecommunication Services	3.5	31,067,113
Energy	3.3	29,173,271
Utilities	0.8	6,942,185
Short-term Investments	5.5	48,992,449

Total Investments	97.2	866,446,935
Other Assets and Liabilities (Net)	2.8	24,563,649

Net Assets	100.0%	$891,010,584

24

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—30.4%†
		Federal Home Loan Mortgage Corporation
14,149,383	USD	6.500% due 05/01/2022-12/01/2038	$15,990,193
16,485,631	USD	4.500% due 03/01/2039-11/01/2041	17,600,280

			33,590,473

35,910,000	USD	Federal Home Loan Mortgage Corporation TBA 3.500% due 02/01/2043	37,750,388

		Federal National Mortgage Association Corporation
26,850,332	USD	3.500% due 10/01/2018-06/01/2027	28,421,040
24,002,879	USD	4.500% due 10/01/2019-06/01/2040	25,849,018
23,783,352	USD	5.500% due 01/01/2029-02/01/2041	25,861,061
8,319,219	USD	5.000% due 05/01/2035	9,026,478
691,668	USD	2.821% due 02/01/2036 (6)	743,636

			89,901,233

		Federal National Mortgage Association Corporation TBA
58,170,000	USD	4.000% due 02/01/2028-02/01/2043	61,962,242
44,160,000	USD	3.000% due 02/01/2043	45,615,898
38,600,000	USD	3.500% due 02/01/2043	40,716,967

			148,295,107

		Government National Mortgage Association
5,560,381	USD	6.000% due 04/15/2037-09/15/2038	6,277,930
7,513,536	USD	5.000% due 04/15/2038-03/15/2042	8,203,483
22,980,698	USD	4.500% due 02/15/2039-04/15/2041	25,174,091

			39,655,504

		Government National Mortgage Association TBA
9,450,000	USD	3.500% due 02/01/2043	10,160,227
25,830,000	USD	4.000% due 02/01/2043	28,102,232

			38,262,459

		U.S. Treasury Bonds
6,700,000	USD	4.250% due 11/15/2040	8,200,170
20,400,000	USD	4.750% due 02/15/2041	26,972,635
12,953,000	USD	3.125% due 11/15/2041-02/15/2042	12,941,136
1,305,000	USD	3.000% due 05/15/2042	1,269,316
820,000	USD	2.750% due 08/15/2042	755,297

			50,138,554

25

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—Continued

		U.S. Treasury Inflation Indexed Note (TIPS)
30,502,360	USD	0.625% due 04/15/2013	$30,600,059
30,325,430	USD	0.125% due 04/15/2017-07/15/2022	32,703,964

			63,304,023

		U.S. Treasury Notes
19,880,000	USD	3.500% due 05/31/2013	20,103,650
51,435,000	USD	0.625% due 07/15/2014-11/30/2017	51,714,882
4,170,000	USD	0.375% due 01/15/2016	4,167,068
39,520,000	USD	0.875% due 11/30/2016-01/31/2018	39,746,054
7,480,000	USD	0.750% due 12/31/2017	7,440,850

			123,172,504

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $615,971,949)	624,070,245

CORPORATE BONDS—29.5%
		United States—15.8%
1,920,000	USD	AbbVie Inc 4.400% due 11/06/2042 144A (5)(9)	1,936,147

1,710,000	USD	American Express Credit 1.750% due 06/12/2015	1,742,752

3,110,000	USD	Amgen Inc 5.150% due 11/15/2041 (5)	3,416,024

5,160,000	USD	Anheuser-Busch InBev Worldwide 2.500% due 07/15/2022 (5)	5,065,969

		Bank of America
4,870,000	USD	4.500% due 04/01/2015	5,186,701
3,370,000	USD	3.700% due 09/01/2015	3,556,796
5,100,000	USD	3.750% due 07/12/2016	5,444,128

			14,187,625

7,480,000	USD	Berkshire Hathaway 4.500% due 02/11/2043 (5)	7,439,047

1,510,000	USD	Best Buy 3.750% due 03/15/2016 (5)	1,479,800

		Boeing Co
7,119,000	USD	7.950% due 08/15/2024	10,288,792
2,100,000	USD	8.750% due 09/15/2031	3,192,525

			13,481,317

26

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

3,730,000	USD	Burlington Northern Santa Fe 4.400% due 03/15/2042 (5)	$3,760,814

1,080,000	USD	Carnival Corp 1.875% due 12/15/2017 (5)	1,078,889

2,630,000	USD	CBS Corp 3.375% due 03/01/2022 (5)	2,671,233

5,340,000	USD	Celgene Corp 3.950% due 10/15/2020 (5)	5,731,646

5,530,000	USD	Chevron Corp 2.355% due 12/05/2022 (5)	5,431,909

		Citigroup Inc
10,540,000	USD	4.450% due 01/10/2017	11,579,634
3,420,000	USD	6.125% due 11/21/2017	4,041,684

			15,621,318

		Comcast Corp
8,950,000	USD	5.700% due 07/01/2019 (5)	10,807,680
7,480,000	USD	2.850% due 01/15/2023 (5)	7,371,383

			18,179,063

1,910,000	USD	CSX Corp 4.400% due 03/01/2043 (5)	1,885,145

2,470,000	USD	Devon Energy 1.875% due 05/15/2017 (5)	2,481,725

7,110,000	USD	DIRECTV Holdings/Financing 2.400% due 03/15/2017 (5)	7,262,062

1,890,000	USD	Dow Chemical 4.375% due 11/15/2042 (5)	1,809,773

6,710,000	USD	Edison International 3.750% due 09/15/2017 (5)	7,290,428

3,500,000	USD	Florida Power 3.850% due 11/15/2042 (5)	3,327,622

3,810,000	USD	Freeport-McMoRan Copper & Gold 3.550% due 03/01/2022 (5)	3,720,240

		General Electric
2,320,000	USD	5.250% due 12/06/2017	2,715,228

27

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued
		General Electric—Continued

1,920,000	USD	4.125% due 10/09/2042 (5)	$1,905,598

			4,620,826

7,330,000	USD	General Electric Capital 5.625% due 05/01/2018	8,634,322

4,510,000	USD	Gilead Sciences 4.400% due 12/01/2021 (5)	5,063,846

		Goldman Sachs Group
3,380,000	USD	3.300% due 05/03/2015	3,520,980
6,800,000	USD	3.625% due 02/07/2016	7,202,703
3,310,000	USD	5.750% due 01/24/2022	3,865,160

			14,588,843

4,360,000	USD	H.J. Heinz Finance 6.750% due 03/15/2032 (5)	5,441,302

4,210,000	USD	Harley-Davidson Financial Services 3.875% due 03/15/2016 144A (5)(9)	4,498,305

		JPMorgan Chase
8,640,000	USD	2.000% due 08/15/2017	8,738,513
5,410,000	USD	4.350% due 08/15/2021	5,926,054

			14,664,567

1,030,000	USD	JPMorgan Chase & Co 6.000% due 01/15/2018	1,224,795

4,838,000	USD	Lockheed Martin 4.070% due 12/15/2042 144A (5)(9)	4,544,009

		Merck & Co
1,150,000	USD	3.875% due 01/15/2021 (5)	1,271,136
750,000	USD	6.300% due 01/01/2026	998,917

			2,270,053

1,370,000	USD	MetLife Inc 5.000% due 06/15/2015 (5)	1,506,510

5,210,000	USD	Metropolitan Life Global Funding I 2.500% due 09/29/2015 144A (9)	5,429,450

820,000	USD	Monsanto Co 5.500% due 08/15/2025 (5)	1,037,668

28

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

		Morgan Stanley
3,350,000	USD	4.750% due 03/22/2017	$3,662,290
7,860,000	USD	5.550% due 04/27/2017 (5)	8,769,976

			12,432,266

4,930,000	USD	Mylan Inc 3.125% due 01/15/2023 144A (5)(9)	4,799,927

5,270,000	USD	Newmont Mining 4.875% due 03/15/2042 (5)	5,258,337

		News America
380,000	USD	7.750% due 01/20/2024	486,668
480,000	USD	7.430% due 10/01/2026	607,567
4,576,000	USD	6.150% due 03/01/2037 (5)	5,445,326

			6,539,561

		Omnicom Group
6,752,000	USD	6.250% due 07/15/2019 (5)	8,164,066
4,000,000	USD	3.625% due 05/01/2022 (5)	4,115,516

			12,279,582

5,383,000	USD	Pfizer Inc 6.200% due 03/15/2019 (5)	6,752,338

2,790,000	USD	Phillips 66 4.300% due 04/01/2022 (5)	3,064,332

4,020,000	USD	Procter & Gamble 2.300% due 02/06/2022 (5)	4,026,508

5,060,000	USD	Republic Services 5.500% due 09/15/2019 (5)	6,000,942

4,557,000	USD	Sempra Energy 9.800% due 02/15/2019 (5)	6,411,717

400,000	USD	Time Warner 7.570% due 02/01/2024	531,880

		Time Warner Cable
2,460,000	USD	8.750% due 02/14/2019 (5)	3,289,394
6,230,000	USD	5.000% due 02/01/2020 (5)	7,132,783

			10,422,177

4,230,000	USD	Trustees of Dartmouth College 3.760% due 06/01/2043 (5)	4,178,470

29

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

1,880,000	USD	Tyco Flow Control International Finance 1.875% due 09/15/2017 144A (5)(9)	$1,873,221

780,000	USD	UnitedHealth Group 3.950% due 10/15/2042 (5)	735,801

1,920,000	USD	University of Notre Dame 3.720% due 03/01/2043 (5)	1,845,911

		Valero Energy
1,400,000	USD	8.750% due 06/15/2030 (5)	1,868,660
3,307,000	USD	6.625% due 06/15/2037 (5)	3,923,157

			5,791,817

5,940,000	USD	Validus Holdings 8.875% due 01/26/2040 (5)	7,874,795

4,240,000	USD	Wal-Mart Stores 4.250% due 04/15/2021	4,850,768

1,800,000	USD	Waste Management 2.900% due 09/15/2022 (5)	1,762,897

1,860,000	USD	WellPoint Inc 1.875% due 01/15/2018 (5)	1,872,012

4,053,000	USD	Williams Partners 4.125% due 11/15/2020 (5)	4,364,145

3,080,000	USD	Wyeth LLC 6.450% due 02/01/2024 (5)	4,116,346

3,000,000	USD	Zimmer Holdings 4.625% due 11/30/2019 (5)	3,372,855

			323,683,649

		Canada—1.9%
7,620,000	USD	Bank of Montreal 2.550% due 11/06/2022 (5)	7,375,726

6,560,000	USD	Canadian Imperial Bank of Commerce 2.000% due 02/04/2013 144A (9)	6,560,000

6,490,000	USD	CDP Financial 4.400% due 11/25/2019 144A (5)(9)	7,437,605

8,770,000	USD	National Bank of Canada 1.450% due 11/07/2017 (5)	8,727,088

30

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		Canada—Continued

		Royal Bank of Canada
3,900,000	USD	0.625% due 12/05/2016	$3,885,168
5,250,000	USD	1.200% due 09/19/2017	5,233,809

			9,118,977

			39,219,396

		United Kingdom—1.7%
		Anglo American Capital
1,620,000	USD	9.375% due 04/08/2014 144A (5)(9)	1,770,271
7,920,000	USD	2.625% due 09/27/2017 144A (5)(9)	8,037,200

			9,807,471

5,880,000	USD	AstraZeneca PLC 5.900% due 09/15/2017 (5)	7,070,006

3,040,000	USD	BAE Systems 4.750% due 10/11/2021 144A (5)(9)	3,355,823

3,160,000	USD	Scottish Power 5.375% due 03/15/2015 (5)	3,373,556

10,248,000	USD	WPP Finance 2010 4.750% due 11/21/2021 (5)	11,048,984

			34,655,840

		Australia—1.4%
2,770,000	USD	Australia & New Zealand Banking Group 1.000% due 10/06/2015 144A (9)	2,776,000

		Commonwealth Bank of Australia
4,080,000	USD	0.750% due 01/15/2016 144A (9)	4,071,126
8,840,000	USD	5.000% due 10/15/2019 144A (9)	10,362,460
1,230,000	USD	5.000% due 03/19/2020 144A (9)	1,419,901

			15,853,487

2,300,000	USD	Rio Tinto Finance 3.500% due 11/02/2020 (5)	2,435,957

7,250,000	USD	Westpac Banking 1.375% due 07/17/2015 144A (9)	7,364,637

			28,430,081

		Norway—1.0%
10,460,000	USD	DNB Bank ASA 3.200% due 04/03/2017 144A (9)	11,101,889

31

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		Norway—Continued

5,380,000	USD	Sparebank 1 Boligkreditt 2.625% due 05/26/2017 144A (9)	$5,673,619

3,920,000	USD	Statoil ASA 5.250% due 04/15/2019 (5)	4,694,772

			21,470,280

		France—1.0%
7,840,000	USD	LVMH Moet Hennessy Louis Vuitton SA 1.625% due 06/29/2017 144A (5)(9)	7,882,540

8,710,000	USD	Pernod-Ricard SA 4.250% due 07/15/2022 144A (5)(9)	9,369,277

3,530,000	USD	Sanofi Aventis 4.000% due 03/29/2021 (5)	3,926,401

			21,178,218

		Netherlands—1.0%
		Deutsche Telekom International Finance
2,200,000	USD	4.875% due 07/08/2014 (5)	2,327,246
4,360,000	USD	3.125% due 04/11/2016 144A (5)(9)	4,589,262

			6,916,508

1,560,000	USD	Enel Finance International 6.000% due 10/07/2039 144A (5)(9)	1,531,559

1,210,000	USD	Heineken NV 4.000% due 10/01/2042 144A (5)(9)	1,149,634

1,780,000	USD	MDC-GMTN 3.750% due 04/20/2016 144A (9)	1,876,079

8,600,000	USD	Rabobank Nederland 3.875% due 02/08/2022	9,113,403

			20,587,183

		Supranational—0.8%
5,390,000	AUD	International Bank for Reconstruction & Development 5.750% due 10/21/2019	6,248,453

9,970,000	AUD	International Finance 3.250% due 07/26/2017	10,286,705

			16,535,158

32

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued

		Germany—0.8%
7,997,000	USD	KFW 1.375% due 01/13/2014	$8,079,897

4,120,000	USD	Landwirtschaftliche Rentenbank 3.250% due 03/15/2013	4,133,876

3,930,000	USD	Norddeutsche Landesbank Girozentrale 0.875% due 10/16/2015 144A (9)	3,939,110

			16,152,883

		Sweden—0.6%
9,080,000	USD	Nordea Bank AB 3.125% due 03/20/2017 144A (9)	9,613,232

2,800,000	USD	Stadshypotek AB 1.875% due 10/02/2019 144A (9)	2,780,526

			12,393,758

		Italy—0.6%
11,860,000	USD	Intesa Sanpaolo 3.125% due 01/15/2016	11,779,388

		Ireland—0.5%
10,065,000	USD	Iberdrola Finance 5.000% due 09/11/2019 144A (5)(9)	10,682,095

		Brazil—0.5%
740,000	USD	Embraer SA 5.150% due 06/15/2022 (5)	815,850

8,650,000	USD	Petrobras International Finance 5.875% due 03/01/2018 (5)	9,767,589

			10,583,439

		Philippines—0.5%
9,610,000	USD	Asian Development Bank 1.625% due 07/15/2013	9,670,351

		Switzerland—0.4%
2,970,000	USD	Credit Suisse Guernsey 1.625% due 03/06/2015 144A (9)	3,025,958

6,020,000	USD	Noble Holding International 3.950% due 03/15/2022 (5)	6,224,848

			9,250,806

33

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued

		Hong Kong—0.4%
7,040,000	USD	Hutchison Whampoa International 11 3.500% due 01/13/2017 144A (9)	$7,438,640

		United Arab Emirates—0.3%
5,420,000	USD	IPIC GMTN 3.750% due 03/01/2017 144A (9)	5,772,300

		Chile—0.3%
4,990,000	USD	Corp Nacional del Cobre de Chile 3.875% due 11/03/2021 144A (9)	5,283,552

		TOTAL CORPORATE BONDS (Cost $583,239,542)	604,767,017

ASSET BACKED SECURITIES—21.1%
		United States—20.4%
		Ally Auto Receivables Trust
827,397	USD	Series 2010-2, Class A3 1.380% due 07/15/2014 (5)	828,385
4,667,861	USD	Series 2010-5, Class A3 1.110% due 01/15/2015 (5)	4,677,773
7,390,000	USD	Series 2011-4, Class A3 0.790% due 09/15/2015 (5)	7,407,204

			12,913,362

		Ally Master Owner Trust
3,830,000	USD	Series 2011-3, Class A1 0.836% due 05/15/2016 (5)(6)	3,847,528
5,720,000	USD	Series 2012-1, Class A2 1.440% due 02/15/2017 (5)	5,786,707
5,820,000	USD	Series 2012-5, Class A 1.540% due 09/15/2019 (5)	5,863,260

			15,497,495

4,837,000	USD	Banc of America Credit Card Trust Series 2006-A14, Class A14 0.266% due 04/15/2016 (5)(6)	4,838,166

884,774	USD	Banc of America Mortgage Securities Series 2004-7, Class 2A3 5.750% due 08/25/2034 (5)	900,004

34

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued

2,740,000	USD	Banc of America Remic Trust Series 2012-PARK, Class A 2.959% due 12/10/2030 144A (9)	$2,788,740

1,864,859	USD	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-3, Class 4A 4.690% due 07/25/2034 (5)(6)	1,880,428

		Bear Stearns Commercial Mortgage Securities
5,322,000	USD	Series 2005-PW10, Class AM 5.449% due 12/11/2040 (5)(6)	5,888,671
3,195,000	USD	Series 2006-T24, Class A4 5.537% due 10/12/2041 (5)	3,653,786

			9,542,457

7,630,000	USD	BMW Floorplan Master Owner Trust Series 2012-1A, Class A 0.606% due 09/15/2017 144A (5)(6)(9)	7,651,448

3,710,000	USD	Capital One Multi-Asset Execution Trust Series 2008-A3, Class A3 5.050% due 02/15/2016 (5)	3,746,774

5,650,000	USD	Citibank Credit Card Issuance Trust Series 2005-A2, Class A2 4.850% due 03/10/2017 (5)	6,160,065

		Citicorp Mortgage Securities
560,139	USD	Series 2006-5, Class 1A2 6.000% due 10/25/2036 (5)	562,805
536,488	USD	Series 2006-6, Class A12 0.504% due 11/25/2036 (5)(6)	529,193

			1,091,998

5,590,000	USD	Citigroup Commercial Mortgage Trust Series 2007-C6, Class AM 5.698% due 12/10/2049 (5)(6)	6,366,322

2,709,198	USD	Citigroup Mortgage Loan Trust Series 2005-11, Class A3 2.570% due 11/25/2035 (5)(6)	2,667,148

6,505,000	USD	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4 5.322% due 12/11/2049 (5)	7,422,813

35

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued

		CNH Equipment Trust
1,963,250	USD	Series 2011-B, Class A2 0.710% due 12/15/2014 (5)	$1,964,612
1,364,822	USD	Series 2011-C, Class A2 0.900% due 04/15/2015 (5)	1,367,431
3,120,000	USD	Series 2012-A, Class A3 0.940% due 05/15/2017 (5)	3,140,676

			6,472,719

7,240,000	USD	COMM 2007-C9 Mortgage Trust Series 2007-C9, Class A4 5.800% due 12/10/2049 (5)(6)	8,539,946

		Commercial Mortgage Pass Through Certificates
5,980,000	USD	Series 2012-9W57, Class A 2.365% due 02/10/2029 144A (9)	6,261,939
3,820,000	USD	Series 2012-LTRT, Class A2 3.400% due 10/05/2030 144A (5)(9)	3,965,998
7,150,000	USD	Series 2006-C4 5.467% due 09/15/2039 (5)	8,099,288

			18,327,225

		Countrywide Alternative Loan Trust
2,658,921	USD	Series 2004-2CB, Class 1A2 5.125% due 03/25/2034 (5)	2,697,046
4,612,501	USD	Series 2004-28CB, Class 3A1 6.000% due 01/25/2035 (5)	4,556,035
2,418,900	USD	Series 2005-10CB, Class 1A6 5.500% due 05/25/2035 (5)	2,425,317
3,926,852	USD	Series 2005-86CB, Class A8 5.500% due 02/25/2036 (5)	3,621,343

			13,299,741

1,568,520	USD	Countrywide Home Loans Series 2005-21, Class A2 5.500% due 10/25/2035 (5)	1,576,677

		Credit Suisse First Boston Mortgage Securities
4,465,206	USD	Series 2004-8, Class 5A1 6.000% due 12/25/2034 (5)	4,569,828

36

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		Credit Suisse First Boston Mortgage Securities—Continued

1,453,859	USD	Series 2005-9, Class 1A3 5.250% due 10/25/2035 (5)	$1,475,423

			6,045,251

9,800,000	USD	DBUBS Mortgage Trust Series 2011-LC2A, Class A4 4.537% due 07/10/2044 144A (5)(9)	11,274,782

7,400,000	USD	Discover Card Master Trust Series 2012-A6, Class A6 1.670% due 01/18/2022 (5)	7,384,815

4,890,000	USD	Dryrock Issuance Trust Series 2012-2, Class A 0.640% due 08/15/2018 (5)	4,883,636

		FDIC Structured Sale Guaranteed Notes
4,569,488	USD	Series 2010-C1, Class A 2.980% due 12/06/2020 144A (5)(9)	4,792,776
1,801,165	USD	Series 2010-S1, Class 2A 3.250% due 04/25/2038 144A (5)(9)	1,899,104
3,861,499	USD	Series 2010-S2, Class 2A 2.570% due 07/29/2047 144A (5)(9)	3,919,422

			10,611,302

3,691,217	USD	FDIC Trust Series 2010-R1, Class A 2.184% due 05/25/2050 144A (5)(9)	3,763,796

2,653,044	USD	Ford Credit Auto Lease Trust Series 2011-B, Class A2 0.820% due 01/15/2014 (5)	2,655,862

4,350,000	USD	Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.920% due 01/15/2019	4,467,132

2,600,000	USD	GE Capital Credit Card Master Note Trust Series 2011-1, Class A 0.756% due 01/15/2017 (5)(6)	2,612,713

3,810,000	USD	GE Dealer Floorplan Master Note Trust Series 2012-4, Class A 0.645% due 10/20/2017 (5)(6)	3,820,729

37

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued

2,015,609	USD	GE Equipment Small Ticket Series 2011-1A, Class A3 1.450% due 01/21/2018 144A (5)(9)	$2,024,788

		GE Equipment Transportation
2,680,000	USD	Series 2012-2, Class A2 0.470% due 04/24/2015 (5)	2,681,205
1,730,000	USD	Series 2012-1 0.990% due 11/23/2015 (5)	1,740,219

			4,421,424

2,500,000	USD	Greenwich Capital Commercial Funding Series 2007-GG9, Class A4 5.444% due 03/10/2039 (5)	2,860,248

		GS Mortgage Securities
3,480,000	USD	Series 2012-SHOP 2.933% due 06/05/2031 144A (9)	3,644,364
7,510,000	USD	Series 2012-A, Class A 3.551% due 04/10/2034 144A (9)	8,054,483

			11,698,847

3,817,775	USD	GSR Mortgage Loan Trust Series 2005-6F, Class 1A6 5.250% due 07/25/2035 (5)	3,912,744

2,282,660	USD	Harley-Davidson Motorcycle Trust Series 2012-1, Class A2 0.500% due 08/15/2015 (5)	2,284,518

2,264,706	USD	Homebanc Mortgage Trust Series 2006-2, Class A1 0.384% due 12/25/2036 (5)(6)	1,849,543

9,260,000	USD	Honda Auto Receivables Owner Trust Series 2012-4, Class A2 0.400% due 04/20/2015 (5)	9,261,634

3,540,000	USD	Hyundai Auto Receivables Trust Series 2013-A, Class A1 0.200% due 02/18/2014 (5)	3,540,073

		Indymac INDA Mortgage Loan Trust
4,087,625	USD	Series 2005-AR2, Class 3A1 2.930% due 01/25/2036 (5)(6)	3,611,561

38

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		Indymac INDA Mortgage Loan Trust—Continued

613,056	USD	Series 2006-AR1, Class A1 5.394% due 08/25/2036 (5)(6)	$617,624

			4,229,185

		JP Morgan Mortgage Trust
2,728,198	USD	Series 2005-A2, Class 3A2 2.768% due 04/25/2035 (5)(6)	2,720,245
1,925,000	USD	Series 2005-A5, Class 2A2 2.978% due 08/25/2035 (5)(6)	1,912,849
3,395,985	USD	Series 2006-S1, Class 2A6 6.000% due 04/25/2036 (5)	3,515,764

			8,148,858

		JPMorgan Chase Commercial Mortgage Securities
2,900,000	USD	Series 2012-HSBC, Class A 3.093% due 07/05/2032 144A (9)	3,014,653
3,430,000	USD	Series 2006-LDP9, Class A3 5.336% due 05/15/2047 (5)	3,908,620

			6,923,273

		LB-UBS Commercial Mortgage Trust
4,070,000	USD	Series 2006-C4, Class AM 5.886% due 06/15/2038 (5)(6)	4,574,945
6,510,000	USD	Series 2006-C7, Class A3 5.347% due 11/15/2038 (5)	7,424,609

			11,999,554

1,144,624	USD	Massachusetts RRB Special Purpose Trust Series 2005-1, Class A4 4.400% due 03/15/2015 (5)	1,150,266

1,973,427	USD	MASTR Adjustable Rate Mortgages Trust Series 2006-2, Class 4A1 2.689% due 02/25/2036 (5)(6)	1,850,193

4,620,000	USD	Mercedes-Benz Master Owner Trust Series 2012-BA, Class A 0.476% due 11/15/2016 144A (6)(9)	4,621,869

		MLCC Mortgage Investors
3,100,337	USD	Series 2006-1, Class 2A1 2.366% due 02/25/2036 (5)(6)	3,024,115

39

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		MLCC Mortgage Investors—Continued

2,143,813	USD	Series 2007-2, Class 2A1 3.145% due 06/25/2037 (5)(6)	$2,064,579
1,935,170	USD	Series 2007-3, Class 2A2 3.032% due 09/25/2037 (5)(6)	1,824,845

			6,913,539

		Morgan Stanley Capital I
6,681,000	USD	Series 2007-T27, Class A4 5.649% due 06/11/2042 (5)(6)	7,824,226
8,410,000	USD	Series 2007-IQ16, Class A4 5.809% due 12/12/2049 (5)	9,907,085

			17,731,311

68,015	USD	Morgan Stanley Dean Witter Capital I Series 2001-TOP3, Class A4 6.390% due 07/15/2033 (5)	68,176

6,830,000	USD	Navistar Financial Dealer Note Master Trust Series 2011-1, Class A 1.354% due 10/25/2016 144A (6)(9)	6,877,561

		NCUA Guaranteed Notes
4,706,963	USD	Series 2010-R2, Class 1A 0.568% due 11/06/2017 (5)(6)	4,715,813
5,808,947	USD	Series 2010-R3, Class 1A 0.758% due 12/08/2020 (5)(6)	5,841,651

			10,557,464

		Nissan Auto Lease Trust
1,067,544	USD	Series 2011-B, Class A2 0.386% due 02/17/2014 (5)(6)	1,067,845
7,110,000	USD	Series 2012-A, Class A3 0.980% due 05/15/2015 (5)	7,156,172

			8,224,017

3,870,827	USD	Nissan Auto Receivables Owner Trust Series 2011-B, Class A2 0.740% due 09/15/2014 (5)	3,876,487

		SLM Student Loan Trust
4,756,961	USD	Series 2011-1, Class A1 0.724% due 03/25/2026 (5)(6)	4,800,592

40

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		SLM Student Loan Trust—Continued

11,430,818	USD	Series 2011-2, Class A1 0.804% due 11/25/2027 (5)(6)	$11,517,012

			16,317,604

		Small Business Administration
2,442,265	USD	Series 2005-P10B, Class 1 4.940% due 08/10/2015 (5)	2,571,855
154,212	USD	Series 2006-P10A, Class 1 5.408% due 02/10/2016 (5)	163,641
1,836,106	USD	Series 2007-P10A, Class 1 5.459% due 02/10/2017 (5)	2,014,576

			4,750,072

5,618,427	USD	Structured Asset Securities Series 2004-18H, Class A5 4.750% due 10/25/2034 (5)	5,665,416

		Thornburg Mortgage Securities Trust
389,989	USD	Series 2007-4, Class 3A1 6.107% due 09/25/2037 (5)(6)	399,811
5,539,041	USD	Series 2007-4, Class 2A1 6.151% due 09/25/2037 (5)(6)	5,528,431

			5,928,242

1,035,878	USD	Toyota Auto Receivables Owner Trust Series 2011-B, Class A2 0.530% due 04/15/2014 (5)	1,036,370

4,090,000	USD	UBS-BAMLL Trust Series 2012-WRM, Class A 3.663% due 06/10/2030 144A (9)	4,323,680

4,880,000	USD	VNO Mortgage Trust Series 2012-6AVE, Class A 2.996% due 11/15/2030 144A (5)(9)	4,984,452

3,740,000	USD	Volkswagen Auto Loan Enhanced Trust Series 2012-2, Class A2 0.330% due 07/20/2015 (5)	3,740,271

		WaMu Mortgage Pass Through Certificates
6,014,752	USD	Series 2005-AR5, Class A5 2.450% due 05/25/2035 (5)(6)	5,979,866

41

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		WaMu Mortgage Pass Through Certificates—Continued

4,680,000	USD	Series 2005-AR7, Class A3 2.474% due 08/25/2035 (5)(6)	$4,375,238
471,603	USD	Series 2005-AR14, Class 1A1 2.531% due 12/25/2035 (5)(6)	470,895

			10,825,999

4,010,000	USD	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A2 4.393% due 11/15/2043 144A (5)(9)	4,580,868

		Wells Fargo Mortgage Backed Securities Trust
4,134,724	USD	Series 2005-AR13, Class 4A1 5.328% due 05/25/2035 (5)(6)	4,109,107
6,515,560	USD	Series 2006-5, Class 1A5 5.250% due 04/25/2036 (5)	6,667,262
2,373,715	USD	Series 2006-10, Class A4 6.000% due 08/25/2036 (5)	2,468,561
2,277,066	USD	Series 2006-19, Class A4 5.250% due 12/26/2036 (5)	2,235,353
640,000	USD	Series 2007-12, Class A13 5.500% due 09/25/2037 (5)	655,205

			16,135,488

		WF-RBS Commercial Mortgage Trust
4,500,000	USD	Series 2011-C3, Class A4 4.375% due 03/15/2044 144A (5)(9)	5,133,208
9,207,000	USD	Series 2011-C4, Class A4 4.902% due 06/15/2044 144A (5)(6)(9)	10,894,597

			16,027,805

			418,545,385

		Canada—0.7%
9,030,000	USD	Golden Credit Card Trust Series 2012-5A, Class A 0.790% due 09/15/2017 144A (5)(9)	9,042,669

5,690,000	USD	Master Credit Card Trust Series 2012-2A, Class A 0.780% due 04/21/2017 144A (5)(9)	5,693,070

			14,735,739

42

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued

		Russia—0.0%
55,676	USD	CityMortgage MBS Finance Series 2006-1A, Class AFL 1.808% due 09/10/2033 144A (5)(6)(9)	$54,006

		TOTAL ASSET BACKED SECURITIES (Cost $415,634,548)	433,335,130

FOREIGN GOVERNMENT AND AGENCY BONDS—18.7%
		Australia—5.2%
		Australia Government Bond
22,450,000	AUD	6.000% due 02/15/2017	26,220,716
52,310,000	AUD	4.250% due 07/21/2017	57,622,621

			83,843,337

9,400,000	AUD	New South Wales Treasury 6.000% due 04/01/2019	11,074,177

9,400,000	AUD	Queensland Treasury 6.000% due 02/21/2018	10,805,799

			105,723,313

		Mexico—3.7%
684,308,400	MXN	Mexican Bonos 10.000% due 12/05/2024	76,796,027

		Canada—3.6%
31,460,000	CAD	Canada Housing Trust 1.700% due 12/15/2017 144A (9)	31,380,830

		Canadian Government Bond
9,040,000	CAD	4.000% due 06/01/2017	10,016,146
30,130,000	CAD	1.500% due 09/01/2017	30,212,167

			40,228,313

2,080,000	USD	Province of British Columbia 2.850% due 06/15/2015	2,196,908

			73,806,051

		Brazil—3.5%
		Brazil Notas do Tesouro Nacional, Series F
57,701,000	BRL	10.000% due 01/01/2014	29,663,386
82,152,000	BRL	10.000% due 01/01/2017	42,970,072

			72,633,458

43

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
FOREIGN GOVERNMENT AND AGENCY BONDS—Continued

		Italy—2.2%
		Italy Buoni Poliennali Del Tesoro
23,190,000	EUR	3.500% due 11/01/2017	$32,083,837
8,080,000	EUR	5.500% due 11/01/2022	12,050,581

			44,134,418

		Qatar—0.5%
9,310,000	USD	State of Qatar 4.000% due 01/20/2015 144A (5)(9)	9,798,775

		TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS (Cost $373,561,068)	382,892,042

MUNICIPAL OBLIGATIONS—2.6%
		United States—2.6%
		Commonwealth of Massachusetts, General Obligation
4,975,000	USD	4.200% due 12/01/2021	5,631,501
2,760,000	USD	5.456% due 12/01/2039	3,373,520

			9,005,021

5,870,000	USD	New York City Municipal Water Finance Authority, Revenue Bonds 5.440% due 06/15/2043	7,276,041

6,090,000	USD	San Francisco City & County Public Utilities Commission Water, Revenue Bonds 6.000% due 11/01/2040	7,507,447

		State of California, General Obligation Unlimited
2,150,000	USD	7.550% due 04/01/2039	3,152,008
2,545,000	USD	7.350% due 11/01/2039	3,605,171

			6,757,179

5,290,000	USD	State of Connecticut, General Obligation Unlimited 5.850% due 03/15/2032	6,587,108

		State of Texas, General Obligation Unlimited
5,700,000	USD	5.517% due 04/01/2039	7,266,588
1,900,000	USD	4.681% due 04/01/2040	2,170,313

			9,436,901

		State of Washington, General Obligation Unlimited
4,540,000	USD	5.090% due 08/01/2033	5,291,824

44

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
MUNICIPAL OBLIGATIONS—Continued
		United States—Continued
		State of Washington, General Obligation Unlimited—Continued

1,160,000	USD	5.481% due 08/01/2039	$1,441,254

			6,733,078

		TOTAL MUNICIPAL OBLIGATIONS (Cost $51,363,747)	53,302,775

REPURCHASE AGREEMENT—7.5%
		United States—7.5%
152,727,318	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 01/31/2013, due 02/01/2013, with a maturity value of $152,727,361 and an effective yield of 0.01%, collateralized by a U.S.Treasury Note, with a rate of 0.375%, a maturity of 06/15/2015, and an aggregate fair value of $155,784,663. (Cost $152,727,318)	152,727,318

SHORT-TERM INVESTMENT—0.5%
		United Kingdom—0.5%
10,190,000	USD	Vodafone Group Zero Coupon due 10/21/2013 144A (Cost $10,149,198) (9)	10,149,198

		TOTAL INVESTMENTS—110.3% (Cost $2,202,647,370)	2,261,243,725
		OTHER ASSETS AND LIABILITIES—(10.3)%	(211,223,359)

		TOTAL NET ASSETS—100.0%	$2,050,020,366

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $2,203,606,190.

45

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
02/04/13	Credit Suisse	BRL	83,230,000	41,795,767	41,859,881	$(64,114)
02/04/13	JPMorgan Chase Bank N.A.	BRL	21,570,000	10,831,848	10,527,087	304,761
02/28/13	Westpac Banking	CAD	10,338,594	10,359,435	10,357,652	1,783
02/05/13	JPMorgan Chase Bank N.A.	MXN	265,380,000	20,872,068	20,979,485	(107,417)
02/19/13	JPMorgan Chase Bank N.A.	RUB	935,210,000	31,085,567	29,075,392	2,010,175

Net unrealized appreciation on forward foreign exchange contracts to buy						$2,145,188

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
02/25/13	Deutsche Bank AG London	AUD	39,019,414	40,624,429	41,062,861	$438,432
02/25/13	Westpac Banking	AUD	78,817,451	82,059,508	82,979,801	920,293
02/04/13	Credit Suisse	BRL	83,230,000	41,795,767	40,560,429	(1,235,338)
02/04/13	JPMorgan Chase Bank N.A.	BRL	21,570,000	10,831,848	10,848,464	16,616
02/28/13	Deutsche Bank AG London	CAD	12,122,612	12,147,049	12,080,331	(66,718)
02/28/13	Westpac Banking	CAD	10,048,668	10,068,925	10,072,843	3,918
04/15/13	Deutsche Bank AG London	EUR	32,584,029	44,259,416	43,530,984	(728,432)
02/05/13	Deutsche Bank AG London	MXN	265,380,000	20,872,069	20,377,011	(495,058)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(1,146,287)

46

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar

47

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2013

Artio Total Return Bond Fund

At January 31, 2013, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
SECURITY TYPE
U.S. Government and Agency Obligations	30.4%	$624,070,245
Corporate Bonds	29.5	604,767,017
Asset Backed Securities	21.1	433,335,130
Foreign Government and Agency Bonds	18.7	382,892,042
Municipal Obligations	2.6	53,302,775
Short-term Investment	8.0	162,876,516

Total Investments	110.3	2,261,243,725
Other Assets and Liabilities (Net)	(10.3)	(211,223,359)

Net Assets	100.0%	$2,050,020,366

48

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2013

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—78.6%†
		United States—50.8%
		313 Group
6,265,000	USD	6.375% due 12/01/2019 144A (5)(9)	$6,171,025
9,375,000	USD	8.750% due 12/01/2020 144A (5)(9)	9,234,375

			15,405,400

3,210,000	USD	Access Midstream Partners/Finance 4.875% due 05/15/2023 (5)	3,197,963

20,670,000	USD	AES Corp 8.000% due 06/01/2020 (5)	23,873,850

12,510,000	USD	American Achievement 10.875% due 04/15/2016 144A (5)(9)	11,571,750

		Arch Coal
6,245,000	USD	7.000% due 06/15/2019 (5)	5,667,338
25,130,000	USD	7.250% due 06/15/2021 (5)	22,617,000

			28,284,338

1,415,000	USD	BC Mountain/Finance 7.000% due 02/01/2021 144A (5)(9)	1,453,913

9,355,000	USD	Blue Danube 11.047% due 04/10/2015 144A (6)(9)	9,765,684

1,495,000	USD	Cenveo Corp 8.875% due 02/01/2018 (5)	1,483,788

7,545,000	USD	Chaparral Energy 7.625% due 11/15/2022 (5)	8,186,325

40,810,000	USD	Clayton Williams Energy 7.750% due 04/01/2019 (5)	40,605,950

		Clear Channel Worldwide
1,735,000	USD	7.625% due 03/15/2020 (5)	1,804,400
11,665,000	USD	6.500% due 11/15/2022 144A (5)(9)	12,450,050

			14,254,450

		Clearwire Communications/Finance
23,040,000	USD	12.000% due 12/01/2015 144A (5)(9)	25,012,800
710,000	USD	14.750% due 12/01/2016 144A (5)(9)	997,550

			26,010,350

7,245,000	USD	Compass Re 11.250% due 01/08/2015 144A (6)(9)	7,283,399

49

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

1,500,000	USD	DPH Holdings 6.550% due 06/15/2006 (1)(4)(5)(7)	$16,875

7,355,000	USD	Dresdner Funding Trust I 8.151% due 06/30/2031 144A (5)(9)	7,667,587

		El Paso
4,000,000	USD	8.050% due 10/15/2030	4,682,416
25,249,000	USD	7.800% due 08/01/2031 (5)	29,586,879

			34,269,295

		Energy Future Holdings
2,800,000	USD	6.875% due 08/15/2017 144A (5)(9)	3,010,000
6,425,000	USD	10.000% due 01/15/2020 (5)	7,372,688

			10,382,688

		Energy Future Intermediate Holding/EFIH Finance
1,505,000	USD	10.000% due 12/01/2020 144A (5)(9)	1,730,750
13,520,000	USD	11.750% due 03/01/2022 144A (5)(9)	15,463,500

			17,194,250

8,630,000	USD	Epicor Software 8.625% due 05/01/2019 (5)	9,341,975

29,225,000	USD	Evertec Inc 11.000% due 10/01/2018 (5)	32,366,687

		First Data
1,455,000	USD	7.375% due 06/15/2019 144A (5)(9)	1,538,663
31,800,000	USD	8.250% due 01/15/2021 144A (5)(9)	32,913,000
6,765,000	USD	8.750% due 01/15/2022 144A (5)(9)	7,069,425

			41,521,088

16,537,681	USD	Florida East Coast Holdings 10.500% due 08/01/2017 (5)	17,075,156

		Frontier Communications
14,033,000	USD	8.750% due 04/15/2022 (5)	16,313,362
14,010,000	USD	9.000% due 08/15/2031 (5)	15,270,900

			31,584,262

15,115,000	USD	GenCorp Inc 7.125% due 03/15/2021 144A (5)(9)	15,719,600

23,975,000	USD	Global Brass & Copper 9.500% due 06/01/2019 144A (5)(9)	26,312,562

50

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

25,310,000	USD	Halcon Resources 8.875% due 05/15/2021 144A (5)(9)	$27,144,975

14,430,000	USD	HCA Holdings 7.750% due 05/15/2021 (5)	15,836,925

		HCA Inc
2,864,000	USD	7.190% due 11/15/2015 (5)	3,186,200
10,835,000	USD	5.875% due 03/15/2022 (5)	11,810,150

			14,996,350

		Hercules Offshore
4,655,000	USD	7.125% due 04/01/2017 144A (5)(9)	4,992,488
9,210,000	USD	10.500% due 10/15/2017 144A (5)(9)	10,038,900
18,325,000	USD	10.250% due 04/01/2019 144A (5)(9)	20,386,562

			35,417,950

3,380,000	USD	Hexion US Finance 6.625% due 04/15/2020 144A (5)(9)	3,346,200

9,385,000	USD	Immucor Inc 11.125% due 08/15/2019 (5)	10,558,125

23,890,000	USD	IMS Health 12.500% due 03/01/2018 144A (5)(9)	28,548,550

11,110,000	USD	INC Research 11.500% due 07/15/2019 144A (5)(9)	11,776,600

18,785,000	EUR	Infor US 10.000% due 04/01/2019 (5)	28,567,045

14,230,000	USD	Interactive Data 10.250% due 08/01/2018 (5)	16,186,625

21,640,000	USD	Kinetics Concepts/KCI USA 10.500% due 11/01/2018 144A (5)(9)	23,263,000

2,020,000	USD	Kodiak Oil & Gas 5.500% due 01/15/2021 144A (5)(9)	2,037,675

10,515,000	USD	Landry’s Holdings II 10.250% due 01/01/2018 144A (5)(9)	10,988,175

8,010,000	USD	Landry’s Inc 9.375% due 05/01/2020 144A (5)(9)	8,690,850

35,760,000	USD	Laureate Education 9.250% due 09/01/2019 144A (5)(9)	39,157,200

51

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

		Level 3 Financing
6,401,000	USD	10.000% due 02/01/2018 (5)	$7,153,118
23,730,000	USD	7.000% due 06/01/2020 144A (5)(9)	25,242,787

			32,395,905

27,220,000	USD	MacDermid Inc 9.500% due 04/15/2017 144A (5)(9)	28,444,900

29,675,000	USD	Marquette Transportation 10.875% due 01/15/2017 (5)	31,603,875

		Mirant Americas Generation
295,000	USD	8.500% due 10/01/2021 (5)	343,675
29,742,650	USD	9.125% due 05/01/2031 (5)	33,163,055

			33,506,730

		Momentive Performance
3,895,000	USD	8.875% due 10/15/2020 (5)	4,031,325
15,585,000	EUR	9.500% due 01/15/2021 (5)	15,447,769

			19,479,094

5,875,000	USD	Mythen Re Series 2012-2 Class A 8.710% due 01/05/2017 144A (6)(9)	5,893,800

10,260,000	USD	Needle Merger 8.125% due 03/15/2019 144A (5)(9)	10,619,100

		New Albertsons
9,462,000	USD	7.750% due 06/15/2026	6,812,640
4,420,000	USD	6.625% due 06/01/2028	2,873,000
19,080,000	USD	7.450% due 08/01/2029 (5)	13,212,900
13,285,000	USD	8.700% due 05/01/2030 (5)	9,764,475

			32,663,015

		Nortek Inc
8,965,000	USD	8.500% due 04/15/2021 144A (5)(9)	10,175,275
20,125,000	USD	8.500% due 04/15/2021 (5)	22,892,187

			33,067,462

2,820,000	USD	Onex USI Acquisition 7.750% due 01/15/2021 144A (5)(9)	2,777,700

38,430,000	USD	Palace Entertainment Holdings 8.875% due 04/15/2017 144A (5)(9)	40,927,950

52

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

18,030,000	USD	PNC Preferred Funding Trust I 1.958% due 03/29/2049 144A (5)(6)(9)	$14,964,900

		Realogy Corp
6,325,000	USD	7.875% due 02/15/2019 144A (5)(9)	6,989,125
9,075,000	USD	9.000% due 01/15/2020 144A (5)(9)	10,572,375

			17,561,500

		Residential Re 2011
10,790,000	USD	8.900% due 12/06/2015 144A (6)(9)	10,949,692
12,370,000	USD	8.750% due 12/06/2016 144A (6)(9)	12,341,549

			23,291,241

30,755,000	USD	Reynolds Group Issuer 9.000% due 04/15/2019 (5)	32,600,300

19,176,000	USD	Rite Aid 9.250% due 03/15/2020 (5)	21,429,180

28,730,000	USD	Samson Investment 9.750% due 02/15/2020 144A (5)(9)	30,705,187

		SandRidge Energy
10,913,000	USD	8.750% due 01/15/2020 (5)	11,895,170
12,025,000	USD	7.500% due 03/15/2021 (5)	12,806,625
250	USD	7.500% due 03/15/2021 144A (5)(9)	266
820,000	USD	8.125% due 10/15/2022 (5)	891,750

			25,593,811

18,895,000	USD	Six Flags Entertainment 5.250% due 01/15/2021 144A (5)(9)	18,847,762

6,595,000	USD	Spanish Broadcasting System 12.500% due 04/15/2017 144A (5)(9)	7,089,625

14,045,000	USD	SPL Logistics Escrow/SPL Logistics Finance 8.875% due 08/01/2020 144A (5)(9)	15,098,375

18,035,000	USD	Standard Pacific 8.375% due 01/15/2021 (5)	21,551,825

		Successor X
14,115,000	USD	9.664% due 02/25/2014 144A (6)(9)	14,171,460
6,845,000	USD	11.250% due 11/10/2015 144A (6)(9)	6,833,364

			21,004,824

53

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

14,860,000	USD	Taylor Morrison Communities/Monarch 7.750% due 04/15/2020 144A (5)(9)	$16,048,800

14,155,000	USD	Townsquare Radio 9.000% due 04/01/2019 144A (5)(9)	15,712,050

25,645,000	USD	TransUnion Holding 9.625% due 06/15/2018 (5)	27,504,262

2,433,000	USD	Universal Hospital Services 3.902% due 06/01/2015 (5)(6)	2,425,397

17,210,000	USD	Venoco Inc 8.875% due 02/15/2019 (5)	16,822,775

16,115,000	USD	Verso Paper Holdings 11.750% due 01/15/2019 (5)	17,081,900

21,672,000	USD	Visteon Corp 6.750% due 04/15/2019 (5)	23,297,400

13,080,000	USD	Windstream Corp 6.375% due 08/01/2023 144A (5)(9)	13,178,100

28,877,000	USD	WPX Energy 6.000% due 01/15/2022 (5)	31,187,160

29,450,000	USD	Wyle Services 10.500% due 04/01/2018 144A (5)(9)	31,953,250

34,110,000	USD	YCC Holdings/Yankee Finance 10.250% due 02/15/2016 (5)	35,304,191

		Zayo Group/Capital
7,170,000	USD	8.125% due 01/01/2020 (5)	8,030,400
13,300,000	USD	10.125% due 07/01/2020 (5)	15,527,750

			23,558,150

			1,486,536,926

		Canada—7.7%
		Air Canada
14,090,088	USD	9.250% due 08/01/2015 144A (5)(9)	14,935,493
18,673,642	USD	12.000% due 02/01/2016 144A (5)(9)	20,354,270

			35,289,763

		Bombardier Inc
8,080,000	USD	6.125% due 01/15/2023 144A (5)(9)	8,261,800

54

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		Canada—Continued
		Bombardier Inc—Continued

4,170,000	USD	7.450% due 05/01/2034 144A (5)(9)	$4,222,125

			12,483,925

12,320,000	USD	First Quantum Minerals 7.250% due 10/15/2019 144A (5)(9)	12,597,200

		Garda World Security
1,175,000	CAD	9.750% due 03/15/2017 (5)	1,242,856
29,435,000	USD	9.750% due 03/15/2017 144A (5)(9)	31,421,862

			32,664,718

2,240,000	USD	Inmet Mining 7.500% due 06/01/2021 144A (5)(9)	2,419,200

10,970,000	USD	Nortel Networks Zero Coupon due 07/15/2011 (7)	11,353,950

34,215,000	USD	PetroBakken Energy 8.625% due 02/01/2020 144A (5)(9)	35,070,375

		Postmedia Network
35,128,000	CAD	8.250% due 08/16/2017 144A (5)(9)	36,320,182
10,325,000	USD	12.500% due 07/15/2018 (5)	11,641,438

			47,961,620

10,215,000	USD	Reliance Intermediate 9.500% due 12/15/2019 144A (5)(9)	11,619,563

21,575,000	USD	Trinidad Drilling 7.875% due 01/15/2019 144A (5)(9)	23,085,250

			224,545,564

		United Kingdom—5.0%
6,586,000	GBP	Barclays Bank 6.125% due 04/29/2049 (5)(6)	9,633,267

23,788,720	GBP	Countrywide Holdings 10.000% due 05/08/2018 (5)	38,766,456

2,035,000	USD	HBOS Capital Funding 6.071% due 06/29/2049 144A (5)(6)(9)	1,800,975

		Ineos Group Holdings
8,340,000	EUR	7.875% due 02/15/2016 (5)	11,380,680

55

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United Kingdom—Continued
		Ineos Group Holdings—Continued

19,080,000	USD	8.500% due 02/15/2016 144A (5)(9)	$19,318,500

			30,699,180

11,830,000	USD	Intelsat Jackson Holdings 7.250% due 04/01/2019 (5)	12,746,825

		Lloyds TSB Bank
8,685,000	GBP	13.000% due 01/29/2049 (5)(6)	20,064,220
3,884,000	EUR	6.350% due 10/29/2049 (5)(6)	4,271,696

			24,335,916

4,420,000	USD	Royal Bank of Scotland 9.500% due 03/16/2022 (5)(6)	5,240,409

		Unique Pub Finance
3,900,000	GBP	6.542% due 03/30/2021 (5)	6,185,400
4,110,000	GBP	7.395% due 03/28/2024	5,883,041
8,260,000	GBP	5.659% due 06/30/2027 (5)	12,216,086

			24,284,527

			147,507,555

		Germany—1.8%
530,000	EUR	Grohe Holding Gmbh 8.750% due 12/15/2017 144A (5)(6)(9)	754,825

8,125,000	EUR	KP Germany Erste GmbH 11.625% due 07/15/2017 144A (5)(9)	12,468,516

10,045,000	EUR	Unitymedia Hessen/NRW GmbH 5.125% due 01/21/2023 144A (5)(9)	13,332,230

17,365,608	EUR	UPC Germany GmbH 8.125% due 12/01/2017 144A (5)(9)	25,506,624

			52,062,195

		Netherlands—1.7%
2,160,000	EUR	Ageas Hybrid Financing SA 5.125% due 06/29/2049 (5)(6)	2,467,260

		DTEK Finance
6,255,000	USD	9.500% due 04/28/2015	6,473,925
10,985,000	USD	9.500% due 04/28/2015 144A (9)	11,369,475

			17,843,400

56

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		Netherlands—Continued

17,040,000	USD	Metinvest BV 8.750% due 02/14/2018 144A (9)	$17,373,132

12,405,000	USD	OSX 3 Leasing BV 9.250% due 03/20/2015 144A (5)(9)	12,870,188

			50,553,980

		Czech Republic—1.7%
		CET 21 SPOL
22,875,000	EUR	9.000% due 11/01/2017 144A (5)(9)	33,932,717
9,615,000	EUR	9.000% due 11/01/2017 (5)	14,262,867

			48,195,584

		Indonesia—1.3%
18,005,000	USD	Gajah Tunggal Tbk PT 7.750% due 02/06/2018 144A (5)(9)	18,050,013

18,645,000	USD	GT 2005 Bonds, Multi-Coupon 8.000% due 07/21/2014 (5)(6)(8)	18,738,225

			36,788,238

		Sweden—1.1%
		Verisure Holding AB
2,910,000	EUR	8.750% due 09/01/2018 (5)	4,267,297
15,990,000	EUR	8.750% due 09/01/2018 144A (5)(9)	23,448,135
1,270,000	EUR	8.750% due 12/01/2018 (5)	1,767,517
2,070,000	EUR	8.750% due 12/01/2018 144A (5)(9)	2,880,914

			32,363,863

		Australia—1.1%
		FMG Resources
6,565,000	USD	6.000% due 04/01/2017 144A (5)(9)	6,778,363
17,795,000	USD	8.250% due 11/01/2019 144A (5)(9)	19,174,112
5,730,000	USD	6.875% due 04/01/2022 144A (5)(9)	5,952,038

			31,904,513

		Brazil—0.9%
17,990,000	USD	OGX Austria GmbH 8.375% due 04/01/2022 144A (5)(9)	16,191,000

11,375,000	USD	Tonon Bioenergia SA 9.250% due 01/24/2020 144A (5)(9)	11,346,563

			27,537,563

57

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued

		Italy—0.8%
6,790,000	USD	Wind Acquisition Finance SA 7.250% due 02/15/2018 144A (5)(9)	$7,171,463

		Wind Acquisition Holdings Finance
3,965,773	EUR	12.250% due 07/15/2017 144A (5)(9)	5,598,173
7,830,876	EUR	12.250% due 07/15/2017 (5)	11,054,239

			16,652,412

			23,823,875

		France—0.8%
		Labco SAS
5,474,000	EUR	8.500% due 01/15/2018 (5)	7,859,977
10,525,000	EUR	8.500% due 01/15/2018 144A (5)(9)	15,112,578

			22,972,555

		Cyprus—0.6%
17,935,000	USD	Mriya Agro Holding 10.950% due 03/30/2016 144A (5)(9)	18,428,213

		Russia—0.6%
14,745,000	USD	Evraz Group 9.500% due 04/24/2018 (5)	17,148,582

		China—0.6%
		MIE Holdings
1,335,000	USD	9.750% due 05/12/2016 (5)	1,455,150
13,955,000	USD	9.750% due 05/12/2016 144A (5)(9)	15,210,950

			16,666,100

		Mexico—0.5%
9,685,000	USD	Satmex Escrow SA de CV 9.500% due 05/15/2017 (5)	10,169,250

		Urbi Desarrollos Urbanos SAB de CV
3,710,000	USD	9.500% due 01/21/2020 (5)	3,116,400
1,425,000	USD	9.750% due 02/03/2022 144A (5)(9)	1,189,875

			4,306,275

			14,475,525

		Ireland—0.4%
3,203,000	GBP	Argon Capital for Royal Bank of Scotland 2.845% due 10/29/2049 (5)(6)	3,304,513

58

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		Ireland—Continued

2,055,000	USD	Nomos Bank Via Nomos Capital 10.000% due 04/26/2019	$2,208,097

2,470,000	EUR	UT2 Funding 5.321% due 06/30/2016	3,870,249

2,715,000	USD	VTB Bank OJSC 9.500% due 12/31/2049 (5)(6)	2,932,200

			12,315,059

		Peru—0.3%
		Corp Lindley SA
4,470,000	USD	6.750% due 11/23/2021 (5)	5,196,375
3,850,000	USD	6.750% due 11/23/2021 144A (5)(9)	4,475,625

			9,672,000

		Malaysia—0.3%
9,205,000	USD	MMI International 8.000% due 03/01/2017 144A (5)(9)	9,527,175

		Switzerland—0.3%
7,630,000	USD	Credit Suisse Group Guernsey I 7.875% due 02/24/2041 (5)(6)	7,992,425

		Norway—0.3%
7,150,000	USD	Drill Rigs Holdings 6.500% due 10/01/2017 144A (5)(9)	7,167,875

		TOTAL CORPORATE BONDS (Cost $2,174,795,449)	2,298,185,365

BANK LOANS—11.8%
		United States—9.9%
16,340,764	USD	Asurion LLC 9.000% due 05/24/2019 (6)	16,861,626

7,969,950	USD	Blue Coat Systems 5.750% due 02/15/2018 (6)	8,094,480

18,773,685	USD	Cengage Learning 5.710% due 07/05/2017 (6)	13,693,056

26,456,951	USD	Cenveo Corp 7.000% due 12/21/2016 (6)	26,589,236

		Coinmach Corp
38,089,467	USD	3.200% due 11/14/2014 (6)	37,613,349

59

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
BANK LOANS—Continued
		United States—Continued
		Coinmach Corp—Continued

4,824,121	USD	3.200% due 11/20/2014 (6)	$4,763,819

			42,377,168

3,303,558	USD	Delphi Corp 3.500% due 03/31/2017 (4)(6)	3,338,658

17,825,325	USD	Hawaiian Telcom 7.000% due 02/28/2017 (6)	18,293,240

11,186,963	USD	Jimmy Sanders 6.750% due 11/14/2018 (6)	11,228,914

16,570,000	USD	Lonestar Intermediate 11.000% due 09/02/2019 (6)	17,823,106

6,862,800	USD	Navistar International 7.000% due 08/17/2017 (6)	6,976,036

14,460,000	USD	NewPage Corp 7.750% due 11/16/2018 (6)	14,785,350

35,095,430	USD	ROC Finance 8.500% due 08/19/2017 (6)	36,367,639

44,901,952	USD	Texas Competitive Electric 3.742% due 10/10/2014 (6)	33,907,978

16,595,000	USD	Van Wagner 8.250% due 08/03/2018 (6)	16,871,589

		YRC Worldwide
16,799,175	USD	11.250% due 09/30/2014 (6)	16,946,168
6,067,536	USD	10.000% due 03/31/2015 (6)	4,118,340

			21,064,508

			288,272,584

		Ireland—0.7%
17,967,052	EUR	Eircom Finco S.a.r.l. 4.187% due 09/30/2017 (6)	21,368,004

		Canada—0.7%
18,685,368	USD	Husky Injection Molding 5.750% due 06/30/2018 (6)	19,007,167

		New Zealand—0.4%
12,272,100	USD	Autoparts Holdings 6.500% due 07/29/2017 (6)	12,440,842

60

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
BANK LOANS—Continued

		Norway—0.1%
		Trico Shipping
1,002,062	USD	2.800% due 05/13/2014 (4)(6)(13)	$1,002,062
2,846,206	USD	10.000% due 05/13/2014 (4)(6)	2,842,648

			3,844,710

		TOTAL BANK LOANS (Cost $345,476,632)	344,933,307

FOREIGN GOVERNMENT BONDS—2.5%
		Mexico—1.1%
368,500,000	MXN	Mexican Bonos 8.000% due 12/17/2015	31,641,307

		Brazil—0.7%
42,765,000	BRL	Brazil Notas do Tesouro Nacional, Series F 10.000% due 01/01/2014	21,984,969

		Venezuela—0.7%
		Venezuela Government International Bond
10,405,000	USD	7.750% due 10/13/2019	10,108,457
9,005,000	USD	9.250% due 09/15/2027	9,207,613

			19,316,070

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $69,950,687)	72,942,346

Share
Amount
PREFERRED STOCKS—1.5%
		United States—1.5%
22,432	USD	Ally Financial 7.000% 144A (5)(9)	21,894,334

326,000	USD	General Motors 4.750%	14,122,320

255,875	USD	GMAC Capital Trust I 8.125% (5)(6)	6,824,186

1,600	USD	Merrill Lynch Capital Trust II 6.450% (5)(6)	40,240

		TOTAL PREFERRED STOCKS (Cost $42,699,352)	42,881,080

61

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Global High Income Fund

Share			Fair
Amount	Currency	Description	Value
COMMON STOCKS—1.3%
	Norway—0.9%
1,427,968	Deep Ocean (10)(12)		$26,249,162

	United States—0.3%
236,410	General Motors (1)		6,640,757
59,350	Motors Liquidation Company GUC Trust (1)		1,385,824
20,879	YRC Worldwide (1)		130,285

			8,156,866

	Greece—0.1%
285,441	Largo Ltd-Class A (4)		329,436
2,568,988	Largo Ltd-Class B (4)		2,964,948

			3,294,384

		TOTAL COMMON STOCKS (Cost $42,569,038)	37,700,412

EQUITY LINKED NOTES—0.2%
	United States—0.2%
214,921	General Motors, Issued by General Motors, Expires 07/10/2016 (1)		4,049,112
214,921	General Motors, Issued by General Motors, Expires 07/10/2019 (1)		2,622,036

		TOTAL EQUITY LINKED NOTES (Cost $5,593,351)	6,671,148

Face
Value
CONVERTIBLE BONDS—0.1%
		United States—0.1%
1,370,000	USD	Chesapeake Energy 2.500% due 05/15/2037 (5)	1,339,175

180,000	USD	KB Home 1.375% due 02/01/2019 (5)	184,387

		YRC Worldwide
3,193,545	USD	10.000% due 03/31/2015 (4)(5)	936,108
3,301,861	USD	10.000% due 03/31/2015 (4)	1,470,979

			2,407,087

		TOTAL CONVERTIBLE BONDS (Cost $7,591,609)	3,930,649

62

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
REPURCHASE AGREEMENT—1.1%
		United States—1.1%
31,898,349	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 01/31/2013, due 02/01/2013, with a maturity value of $31,898,358 and an effective yield of 0.01%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 0.875%-3.250%, maturities ranging from 06/30/2015-12/27/2032, and an aggregate fair value of $32,545,117. (Cost $31,898,349)	$31,898,349

TIME DEPOSIT—0.0%
		United States—0.0%
1,330,000	USD	State Street Euro Dollar Time Deposit 0.010% due 02/01/2013 (Cost $1,330,000) (11)	1,330,000

		TOTAL INVESTMENTS—97.1% (Cost $2,721,904,467)	2,840,472,656
		OTHER ASSETS AND LIABILITIES—2.9%	84,518,769

		TOTAL NET ASSETS—100.0%	$2,924,991,425

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $2,723,531,147.

63

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2013

Artio Global High Income Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
02/11/13	JPMorgan Chase Bank N.A.	NOK	5,454,000	998,090	971,673	$26,417

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
04/22/13	JPMorgan Chase Bank N.A.	BRL	13,226,500	6,580,011	6,400,436	$(179,575)
02/11/13	JPMorgan Chase Bank N.A.	EUR	84,340,500	114,522,245	109,449,510	(5,072,735)
03/25/13	Brown Brothers Harriman & Co.	EUR	102,463,500	139,163,539	136,280,554	(2,882,985)
04/24/13	JPMorgan Chase Bank N.A.	EUR	10,597,000	14,394,643	14,100,156	(294,487)
04/22/13	Westpac Banking Corp.	GBP	60,532,500	95,965,092	96,553,089	587,997
02/11/13	JPMorgan Chase Bank N.A.	NOK	148,851,000	27,239,950	25,849,368	(1,390,582)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(9,232,367)

Glossary of Currencies

BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound Sterling
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar

64

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2013

Artio Global High Income Fund

At January 31, 2013, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
SECURITY TYPE
Corporate Bonds	78.6%	$2,298,185,365
Bank Loans	11.8	344,933,307
Foreign Government Bonds	2.5	72,942,346
Preferred Stocks	1.5	42,881,080
Common Stocks	1.3	37,700,412
Equity Linked Notes	0.2	6,671,148
Convertible Bonds	0.1	3,930,649
Short-term Investments	1.1	33,228,349	*

Total Investments	97.1	2,840,472,656
Other Assets and Liabilities (Net)	2.9	84,518,769	*

Net Assets	100.0%	$2,924,991,425

* Short-term investments includes securities that have been voluntarily segregated by the adviser as collateral for swaps with a notional value of $111,255,000, which is 3.80% of net assets. Other assets and liabilities includes swaps with a net fair value of $3,040,948, which is less than 0.10% of net assets.

65

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2013

Artio Emerging Markets Local Debt Fund

Face			Fair
Value	Currency	Description	Value
FOREIGN GOVERNMENT BONDS—76.3%†
		Russia—13.2%
		Russian Government Bond
83,000,000	RUB	7.400% due 06/14/2017	$2,903,573
14,000,000	RUB	8.150% due 02/03/2027	518,796

			3,422,369

		Turkey—9.5%
4,000,000	TRY	Turkey Government Bond 10.000% due 06/17/2015	2,474,485

		Mexico—9.4%
		Mexican Bonos
5,200,000	MXN	9.000% due 06/20/2013	416,267
7,700,000	MXN	8.000% due 12/17/2015	661,162
12,200,000	MXN	10.000% due 12/05/2024	1,369,136

			2,446,565

		Malaysia—9.3%
		Malaysia Government Bond
2,000,000	MYR	3.210% due 05/31/2013	644,035
3,300,000	MYR	4.012% due 09/15/2017	1,097,765
2,000,000	MYR	4.160% due 07/15/2021	671,737

			2,413,537

		South Africa—7.2%
4,492,000	ZAR	Eskom Holdings SOC 10.000% due 01/25/2023	599,272

4,000,000	ZAR	South Africa Government Bond 13.500% due 09/15/2015	535,200

5,695,437	ZAR	South Africa Government Bond - CPI Linked 2.750% due 01/31/2022	743,392

			1,877,864

		Poland—6.5%
		Poland Government Bond
3,355,000	PLN	5.250% due 10/25/2017	1,173,336
1,600,000	PLN	4.000% due 10/25/2023	521,713

			1,695,049

		Thailand—4.8%
		Thailand Government Bond
16,200,000	THB	4.250% due 03/13/2013	544,042

66

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Emerging Markets Local Debt Fund

Face			Fair
Value	Currency	Description	Value
FOREIGN GOVERNMENT BONDS—Continued
		Thailand—Continued
		Thailand Government Bond—Continued

20,758,400	THB	1.200% due 07/14/2021	$713,668

			1,257,710

		Uruguay—4.3%
22,568,300	UYU	Uruguay Treasury Bill Zero Coupon due 09/09/2013	1,120,557

		Peru—3.0%
2,000,000	PEN	Peru Government Bond 4.400% due 09/12/2013	785,065

		Hungary—2.9%
155,000,000	HUF	Hungary Government Bond 6.750% due 02/24/2017	747,104

		Colombia—2.8%
1,045,000,000	COP	Colombia Government International Bond 7.750% due 04/14/2021	739,807

		Nigeria—2.8%
100,000,000	NGN	Nigeria Government Bond 15.100% due 04/27/2017	729,876

		Philippines—0.6%
5,000,000	PHP	Philippine Government International Bond 4.950% due 01/15/2021	141,968

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $19,094,691)	19,851,956

CORPORATE BONDS—15.5%
		Brazil—10.0%
2,500,000	BRL	International Finance 5.000% due 12/21/2015	1,229,066

2,600,000	BRL	JPMorgan Chase Bank N.A. 10.000% due 09/06/2013	1,359,945

			2,589,011

		Indonesia—4.2%
10,000,000,000	IDR	European Bank for Reconstruction & Development 7.200% due 06/08/2016	1,104,004

67

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2013

Artio Emerging Markets Local Debt Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued

		Russia—1.3%
300,000	USD	VTB Bank OJSC Via VTB Capital SA 6.551% due 10/13/2020	$332,550

		TOTAL CORPORATE BONDS (Cost $4,026,646)	4,025,565

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—5.1%
1,250,000	USD	Federal National Mortgage Association Corporation TBA 4.000% due 02/01/2028 (Cost $1,336,133)	1,334,570

REPURCHASE AGREEMENT—3.9%
		United States—3.9%
1,016,700	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 01/31/2013, due 02/01/2013, with a maturity value of $1,016,700 and an effective yield of 0.01%, collateralized by a U.S. Treasury Note, with a rate of 0.375%, a maturity of 06/15/2015, and an aggregate fair value of $1,041,803. (Cost $1,016,700)	1,016,700

		TOTAL INVESTMENTS—100.8% (Cost $25,474,170)	26,228,791
		OTHER ASSETS AND LIABILITIES—(0.8)%	(212,913)

		TOTAL NET ASSETS—100.0%	$26,015,878

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $25,474,170.

68

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2013

Artio Emerging Markets Local Debt Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
03/04/13	Credit Suisse	BRL	780,000	390,508	391,783	$(1,275)
02/06/13	JPMorgan Chase Bank N.A.	CLP	120,000,000	254,534	247,627	6,907
02/19/13	JPMorgan Chase Bank N.A.	CLP	178,372,583	377,568	364,845	12,723
02/04/13	JPMorgan Chase Bank N.A.	KRW	276,000,000	253,461	259,520	(6,059)
02/05/13	JPMorgan Chase Bank N.A.	MXN	3,300,000	259,544	258,014	1,530
02/25/13	JPMorgan Chase Bank N.A.	MYR	800,000	257,117	262,726	(5,609)
02/04/13	JPMorgan Chase Bank N.A.	PLN	2,705,094	875,095	872,921	2,174
02/25/13	JPMorgan Chase Bank N.A.	RON	800,000	247,025	242,792	4,233
02/04/13	JPMorgan Chase Bank N.A.	THB	16,000,000	536,553	527,096	9,457

Net unrealized appreciation on forward foreign exchange contracts to buy						$24,081

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
02/04/13	JPMorgan Chase Bank N.A.	KRW	276,000,000	253,461	255,225	$1,764

69

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2013

Artio Emerging Markets Local Debt Fund

Glossary of Currencies

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nouveau Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— Romanian Leu
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

70

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2013

Artio Emerging Markets Local Debt Fund

At January 31, 2013, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
SECURITY TYPE
Foreign Government Bonds	76.3%	$19,851,956
Corporate Bonds	15.5	4,025,565
U.S. Government and Agency Obligations	5.1	1,334,570
Short-term Investment	3.9	1,016,700

Total Investments	100.8	26,228,791
Other Assets and Liabilities (Net)	(0.8)	(212,913)

Net Assets	100.0%	$26,015,878

71

MASTER NOTES TO THE PORTFOLIO OF INVESTMENTS January 31, 2013

†	Percentages indicated are based on Fund net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(1)	Non-income producing security.
(3)	All or portion of this security was on loan to brokers at January 31, 2013.
(4)	Represents a determination that these securities are illiquid. This determination is made as of the Funds’ fiscal year end and is based on the average trading volume and the availability of market quotations. Based on a variety of macro and microeconomic factors, the liquidity of the Funds’ portfolio investments may change and may be significantly more or less liquid at different points in time.
(5)	Callable security.
(6)	Variable rate security.
(7)	Defaulted security.
(8)	Step-Coupon.
(9)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers and have been determined to be liquid by the Adviser.
(10)	Affiliated security.
(11)	Security has been pledged for collateral of swaps.
(12)	Security valued at fair value in good faith as determined by the policies approved by the Board of Trustees/Directors.
(13)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

72

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The presentation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

a) Portfolio valuation: Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and asked prices.

Fixed income securities are generally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with valuation procedures (“Valuation Procedures”) approved by the Select Opportunities Fund’s Board of Director’s, and the Trust’s Board of Trustees (each a “Board” and collectively, “the Boards”), as applicable. The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current value.

Assets and liabilities initially expressed in foreign currency will be converted into U.S. dollar values. Short-term dollar-denominated investments of appropriate credit quality that mature in 60 days or less are valued on the basis of amortized cost, which approximates fair value. To the extent each Fund invests in other open-end funds, the Fund will calculate its Net Asset Value (“NAV”) based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

When market quotations or exchange rates are not readily available, or if Artio Global Management LLC (“Artio Global” or “Adviser”) concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For

73

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings, and interest rates. In addition, the Adviser, through its pricing committee, may determine the fair value price based upon multiple factors as set forth in the Valuation Procedures approved by the Boards.

The closing prices of domestic or foreign securities may not reflect their market values at the time the Funds calculate their respective NAVs if an event that materially affects the value of those securities has occurred since the closing prices were established on the domestic or foreign exchange market, but before the Funds’ NAV calculations. Under certain conditions, the Boards have approved an independent pricing service to fair value foreign securities. This is generally accomplished by adjusting the closing price for movements in correlated indices, securities or derivatives. Fair value pricing may cause the value of the security on the books of the Funds to be different from the closing value on the non-U.S. exchange and may affect the calculation of a Funds’ NAV. Certain Funds may fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are pricing their shares.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liabilities developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

74

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Level 1—	Inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, purchased options contracts)

Level 2—	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatility, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs (i.e. debt securities, government securities, swap contracts, forward foreign currency contracts, foreign securities utilizing an approved vendor for systematic fair value pricing)

Level 3—	Inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (i.e. certain broker-quoted securities, fair valued securities)

Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized at the end of the reporting period.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds will fair value foreign securities when the Adviser does not believe that the closing prices are reflective of fair value due to significant events that occurred subsequent to the close of the foreign markets but before the Funds’ NAV calculations. When securities are fair valued under this method, they will be classified as Level 2 which may result in significant transfers between Level 1 and Level 2. The number of days on which fair value prices will be used depends on market activity. It is possible that fair value prices will be used by the Funds to a significant extent. Foreign securities in the Select Opportunities Fund, International Equity Fund and International Equity Fund II were not fair valued under this method at October 31, 2012 and January 31, 2013, resulting in no significant transfers from Level 2 to Level 1 in the fair value hierarchy.

75

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Funds’ investments:

Select Opportunities Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United States	$9,716,322	$—	$—	$9,716,322
Japan	1,229,034	—	—	1,229,034
Switzerland	716,885	—	—	716,885
United Kingdom	656,745	—	—	656,745
Netherlands	590,221	—	—	590,221
Indonesia	439,725	—	—	439,725
China	423,565	—	—	423,565
Denmark	346,892	—	—	346,892
Australia	329,011	—	—	329,011
France	283,200	—	—	283,200
Italy	251,556	—	—	251,556
India	163,466	—	—	163,466
Brazil	162,548	—	—	162,548

TOTAL COMMON STOCKS	15,309,170	—	—	15,309,170

PREFERRED STOCKS
South Korea	158,086	—	—	158,086

REPURCHASE AGREEMENT
United States	—	1,179,965	—	1,179,965

TOTAL INVESTMENTS	15,467,256	1,179,965	—	16,647,221

FORWARD FOREIGN EXCHANGE CONTRACTS	—	8,530	—	8,530

TOTAL	$15,467,256	$1,188,495	$—	$16,655,751

International Equity Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Japan	$179,703,229	$—	$—	$179,703,229
Switzerland	162,756,081	—	—	162,756,081
United Kingdom	150,877,936	—	—	150,877,936

76

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
France	$134,413,967	$—	$—	$134,413,967
Germany	96,940,234	—	—	96,940,234
Romania	37,005,407	—	—	37,005,407
Netherlands	35,277,632	—	—	35,277,632
China	32,254,912	—	—	32,254,912
Bulgaria	7,828,914	22,137,673	1,998,450	31,965,037
Italy	29,663,033	—	—	29,663,033
Hong Kong	18,451,330	—	—	18,451,330
Russia	—	16,388,382	—	16,388,382
Taiwan	14,850,389	—	—	14,850,389
Nigeria	14,394,053	—	—	14,394,053
Denmark	12,933,421	—	—	12,933,421
Brazil	12,689,103	—	—	12,689,103
Sweden	12,112,564	—	—	12,112,564
Turkey	10,836,054	—	—	10,836,054
Canada	10,270,917	—	—	10,270,917
South Korea	9,415,973	—	—	9,415,973
Spain	7,315,609	—	—	7,315,609
Serbia	5,062,419	44,157	882,997	5,989,573
Czech Republic	5,793,100	—	—	5,793,100
Belgium	4,560,924	—	—	4,560,924
Ukraine	957,866	—	2,604,727	3,562,593
Mexico	3,500,896	—	—	3,500,896
Ireland	3,336,024	—	—	3,336,024
Portugal	3,142,012	—	—	3,142,012
India	2,928,405	—	—	2,928,405
Australia	2,589,237	—	—	2,589,237
Norway	1,881,149	—	—	1,881,149
Greece	1,317,906	—	—	1,317,906
Venezuela	—	—	311,236	311,236
Latvia	—	—	—	—

TOTAL COMMON STOCKS	1,025,060,696	38,570,212	5,797,410	1,069,428,318

PREFERRED STOCKS
Germany	20,418,060	—	—	20,418,060
Bulgaria	8,521,514	—	—	8,521,514
South Korea	2,341,700	—	—	2,341,700

TOTAL PREFERRED STOCKS	31,281,274	—	—	31,281,274

FOREIGN GOVERNMENT BONDS
Venezuela	—	—	4,781,985	4,781,985

EQUITY LINKED NOTES
Ireland	3,166,686	—	—	3,166,686
Ukraine	—	—	220,000	220,000

TOTAL EQUITY LINKED NOTES	3,166,686	—	220,000	3,386,686

77

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FOREIGN GOVERNMENT COMPENSATION NOTES
Bulgaria	$1,378,992	$242,437	$—	$1,621,429

EXCHANGE-TRADED FUND
Russia	—	—	1,389,510	1,389,510

REPURCHASE AGREEMENT
United States	—	35,550,684	—	35,550,684

TOTAL INVESTMENTS	1,060,887,648	74,363,333	12,188,905	1,147,439,886

FORWARD FOREIGN EXCHANGE CONTRACTS	—	2,877,614	—	2,877,614

SWAPS	15,543,104	—	—	15,543,104

TOTAL	$1,076,430,752	$77,240,947	$12,188,905	$1,165,860,604

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(2,254,999)	$—	$(2,254,999)

TOTAL	$—	$(2,254,999)	$—	$(2,254,999)

78

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

International Equity Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended January 31, 2013

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2012	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	January 31, 2013	January 31, 2013
COMMON STOCKS
Bulgaria	$1,907,747	$—	$—	$90,703	$—	$—	$—	$—	$1,998,450	$90,703
Latvia	262,388	—	—	(262,388)	—	—	—	—	—	(262,388)
Serbia	826,962	—	—	56,035	—	—	—	—	882,997	56,035
Ukraine	4,832,395	—	(19,445,142)	17,743,069	—	(590,825)	65,230	—	2,604,727	1,916,846
Venezuela	3,911,687	—	51,298	(3,536,620)	—	(115,129)	—	—	311,236	(3,536,620)
EQUITY LINKED NOTES
Ukraine	1,875,000	—	(600,588)	(1,024,412)	—	(30,000)	—	—	220,000	(1,024,412)
EXCHANGE-TRADED FUNDS
Russia	1,389,510	—	—	—	—	—	—	—	1,389,510	—
FOREIGN GOVERNMENT BONDS
Venezuela	6,107,587	(11,450)	—	(1,314,152)	—	—	—	—	4,781,985	(1,314,152)

TOTAL	$21,113,276	$(11,450)	$(19,994,432)	$11,752,235	$—	$(735,954)	$65,230	$—	$12,188,905	$(4,073,988)

79

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

International Equity Fund II

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Japan	$138,277,379	$—	$—	$138,277,379
Switzerland	124,029,589	—	—	124,029,589
United Kingdom	119,789,537	—	—	119,789,537
France	104,745,129	—	—	104,745,129
Germany	77,380,937	—	—	77,380,937
Romania	34,816,670	—	—	34,816,670
Netherlands	31,488,515	—	—	31,488,515
Italy	21,566,676	—	—	21,566,676
China	19,232,668	—	—	19,232,668
Hong Kong	13,114,813	—	—	13,114,813
Russia	—	12,781,157	—	12,781,157
Taiwan	11,034,664	—	—	11,034,664
Sweden	10,431,462	—	—	10,431,462
Denmark	10,080,847	—	—	10,080,847
Brazil	9,468,923	—	—	9,468,923
Turkey	8,151,513	—	—	8,151,513
Canada	7,920,487	—	—	7,920,487
Nigeria	7,230,892	—	—	7,230,892
South Korea	7,006,462	—	—	7,006,462
Spain	5,432,193	—	—	5,432,193
Czech Republic	4,315,135	—	—	4,315,135
Mexico	3,882,849	—	—	3,882,849
Belgium	3,270,888	—	—	3,270,888
Ireland	2,521,625	—	—	2,521,625
Portugal	2,497,141	—	—	2,497,141
Australia	1,765,099	—	—	1,765,099
India	1,755,163	—	—	1,755,163
Norway	1,461,347	—	—	1,461,347
Greece	877,252	—	—	877,252
Ukraine	159,572	—	—	159,572

TOTAL COMMON STOCKS	783,705,427	12,781,157	—	796,486,584

PREFERRED STOCKS
Germany	16,891,796	—	—	16,891,796
South Korea	1,743,621	—	—	1,743,621

TOTAL PREFERRED STOCKS	18,635,417	—	—	18,635,417

EQUITY LINKED NOTES
Ireland	2,332,485	—	—	2,332,485

INVESTMENT COLLATERAL FROM SECURITY LENDING
United States	7,489,350	—	—	7,489,350

80

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
REPURCHASE AGREEMENT
United States	$—	$41,503,099	$—	$41,503,099

TOTAL INVESTMENTS	812,162,679	54,284,256	—	866,446,935

FORWARD FOREIGN EXCHANGE CONTRACTS	—	2,188,211	—	2,188,211

SWAPS	13,188,638	—	—	13,188,638

TOTAL	$825,351,317	$56,472,467	$—	$881,823,784

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(1,704,003)	$—	$(1,704,003)

TOTAL	$—	$(1,704,003)	$—	$(1,704,003)

81

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Total Return Bond Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
United States	$—	$624,070,245	$—	$624,070,245

CORPORATE BONDS
United States	—	323,683,649	—	323,683,649
Canada	—	39,219,396	—	39,219,396
United Kingdom	—	34,655,840	—	34,655,840
Australia	—	28,430,081	—	28,430,081
Norway	—	21,470,280	—	21,470,280
France	—	21,178,218	—	21,178,218
Netherlands	—	20,587,183	—	20,587,183
Supranational	—	16,535,158	—	16,535,158
Germany	—	16,152,883	—	16,152,883
Sweden	—	12,393,758	—	12,393,758
Italy	—	11,779,388	—	11,779,388
Ireland	—	10,682,095	—	10,682,095
Brazil	—	10,583,439	—	10,583,439
Philippines	—	9,670,351	—	9,670,351
Switzerland	—	9,250,806	—	9,250,806
Hong Kong	—	7,438,640	—	7,438,640
United Arab Emirates	—	5,772,300	—	5,772,300
Chile	—	5,283,552	—	5,283,552

TOTAL CORPORATE BONDS	—	604,767,017	—	604,767,017

ASSET BACKED SECURITIES
United States	—	402,169,395	16,375,990	418,545,385
Canada	—	14,735,739	—	14,735,739
Russia	—	—	54,006	54,006

TOTAL ASSET BACKED SECURITIES	—	416,905,134	16,429,996	433,335,130

FOREIGN GOVERNMENT AND AGENCY BONDS
Australia	—	105,723,313	—	105,723,313
Mexico	—	76,796,027	—	76,796,027
Canada	—	73,806,051	—	73,806,051
Brazil	—	72,633,458	—	72,633,458
Italy	—	44,134,418	—	44,134,418
Qatar	—	9,798,775	—	9,798,775

TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS	—	382,892,042	—	382,892,042

MUNICIPAL OBLIGATIONS
United States	—	53,302,775	—	53,302,775

82

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
REPURCHASE AGREEMENT
United States	$—	$152,727,318	$—	$152,727,318

SHORT-TERM INVESTMENT
United Kingdom	—	10,149,198	—	10,149,198

TOTAL INVESTMENTS	—	2,244,813,729	16,429,996	2,261,243,725

FORWARD FOREIGN EXCHANGE CONTRACTS	—	3,695,978	—	3,695,978

TOTAL	$—	$2,248,509,707	$16,429,996	$2,264,939,703

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(2,697,077)	$—	$(2,697,077)

TOTAL	$—	$(2,697,077)	$—	$(2,697,077)

83

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Total Return Bond Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended January 31, 2013

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2012	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	January 31, 2013	January 31, 2013
ASSET BACKED SECURITIES
Russia	$96,894	$—	$900	$427	$—	$(44,215)	$—	$—	$54,006	$427
United States	11,138,254	—	(440)	2,406	—	(605,881)	5,841,651	—	16,375,990	2,406

TOTAL	$11,235,148	$—	$460	$2,833	$—	$(650,096)	$5,841,651	$—	$16,429,996	$2,833

84

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Global High Income Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
CORPORATE BONDS
United States	$—	$1,419,281,103	$67,255,823	$1,486,536,926
Canada	—	224,545,564	—	224,545,564
United Kingdom	—	147,507,555	—	147,507,555
Germany	—	52,062,195	—	52,062,195
Netherlands	—	50,553,980	—	50,553,980
Czech Republic	—	48,195,584	—	48,195,584
Indonesia	—	36,788,238	—	36,788,238
Sweden	—	32,363,863	—	32,363,863
Australia	—	31,904,513	—	31,904,513
Brazil	—	27,537,563	—	27,537,563
Italy	—	23,823,875	—	23,823,875
France	—	22,972,555	—	22,972,555
Cyprus	—	18,428,213	—	18,428,213
Russia	—	17,148,582	—	17,148,582
China	—	16,666,100	—	16,666,100
Mexico	—	14,475,525	—	14,475,525
Ireland	—	12,315,059	—	12,315,059
Peru	—	9,672,000	—	9,672,000
Malaysia	—	9,527,175	—	9,527,175
Switzerland	—	7,992,425	—	7,992,425
Norway	—	7,167,875	—	7,167,875

TOTAL CORPORATE BONDS	—	2,230,929,542	67,255,823	2,298,185,365

BANK LOANS
United States	—	219,881,152	68,391,432	288,272,584
Ireland	—	21,368,004	—	21,368,004
Canada	—	19,007,167	—	19,007,167
New Zealand	—	12,440,842	—	12,440,842
Norway	—	—	3,844,710	3,844,710

TOTAL BANK LOANS	—	272,697,165	72,236,142	344,933,307

FOREIGN GOVERNMENT BONDS
Mexico	—	31,641,307	—	31,641,307
Brazil	—	21,984,969	—	21,984,969
Venezuela	—	19,316,070	—	19,316,070

TOTAL FOREIGN GOVERNMENT BONDS	—	72,942,346	—	72,942,346

PREFERRED STOCKS
United States	20,986,746	21,894,334	—	42,881,080

COMMON STOCKS
Norway	—	—	26,249,162	26,249,162
United States	8,156,866	—	—	8,156,866

85

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Greece	$—	$—	$3,294,384	$3,294,384

TOTAL COMMON STOCKS	8,156,866	—	29,543,546	37,700,412

EQUITY LINKED NOTES
United States	6,671,148	—	—	6,671,148

CONVERTIBLE BONDS
United States	—	3,930,649	—	3,930,649

REPURCHASE AGREEMENT
United States	—	31,898,349	—	31,898,349

TIME DEPOSIT
United States	—	1,330,000	—	1,330,000

TOTAL INVESTMENTS	35,814,760	2,635,622,385	169,035,511	2,840,472,656

FORWARD FOREIGN EXCHANGE CONTRACTS	—	614,414	—	614,414

SWAPS	—	3,696,074	—	3,696,074

TOTAL	$35,814,760	$2,639,932,873	$169,035,511	$2,844,783,144

Liabilities Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(9,820,364)	$—	$(9,820,364)

SWAPS	—	(655,126)	—	(655,126)

TOTAL	$—	$(10,475,490)	$—	$(10,475,490)

86

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Global High Income Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended January 31, 2013

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2012	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	January 31, 2013	January 31, 2013
BANK LOANS
Norway	$1,002,062	$—	$—	$(3,558)	$3,848,268	$(1,002,062)	$—	$—	$3,844,710	$(3,558)
United States	69,700,515	276,129	(113,015)	2,405,356	66,086,804	(69,964,357)	—	—	68,391,432	2,302,261
COMMON STOCKS
Greece	—	—	—	—	—	—	3,294,384	—	3,294,384	—
Norway	25,191,626	—	—	1,057,536	—	—	—	—	26,249,162	1,057,536
CORPORATE BONDS
United States	51,920,753	—	—	(324,414)	—	—	15,659,484	—	67,255,823	(324,414)

TOTAL	$147,814,956	$276,129	$(113,015)	$3,134,920	$69,935,072	$(70,966,419)	$18,953,868	$—	$169,035,511	$3,031,825

87

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The following is quantitative information about level 3 fair value measurements:

	Fair Value
	at 1/31/13				Weighted
Description	($)	Valuation Technique(s)	Unobservable Input	Range	Average
Global High Income Fund
Bank Loans	72,236,142	Consensus Pricing	Bid/Ask Spread	.25% -1.5%	0.65%
Common Stocks	29,543,546	Income Approach- Discounted Cash Flow Method	Discount for Lack of Marketability	.75% -20%	2.90%
		Market Approach- Guideline Public Company Method	EBITDA Multiples
		Cost Approach - Adjusted Book Value Method	Discount Rate
		Consensus Pricing	Weighted Average Cost of Capital
			Bid/Ask Spread
			Discount Rate
Corporate Bonds	67,255,823	Consensus Pricing	Bid/Ask Spread	2%-22.5%	2.01%

Market Approach: References actual transactions in the equity of the enterprise being valued or transactions in similar enterprises that are traded in private and public markets. Third-party transactions in the equity of an enterprise generally represent the best estimate of fair value if they are done at arm’s length. The guideline public company method involves identifying and selecting publicly traded enterprises with financial and operating characteristics similar to the enterprise being valued. Once publicly traded enterprises are identified, valuation multiples can be derived, adjusted for comparability, and then applied to the subject enterprise to estimate the value of its equity or invested capital. The comparable transactions method analyzes transactions involving target companies operating in industries similar to the subject company. While it is known that no two companies are exactly alike, nor are any two transactions structured identically, consideration is given to the similarity in capital structure, operations, size and profitability, as well as other operating characteristics of the target companies. Once comparable transactions of enterprises are identified, valuation multiples can be derived, adjusted for comparability, and then applied to the subject enterprise to estimate the value of its equity or invested capital.

Income Approach: A well-established technique used to estimate the equity value of a company through a discounted cash flow analysis. Using this analysis, value is indicated from all the future cash flows attributable to the firm discounted to present value at a required rate of return. Any longterm debt is deducted from the indicated value of the invested capital if debt free cash flows are discounted to present value.

Discount for Lack of Marketability: It is common to consider the application of a discount for the lack of marketability for illiquid shares in a closely-held corporation. An owner of publicly traded securities can know at all times the market value

88

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

of their holding. The owner can sell that holding on virtually a moment’s notice and receive cash net of brokerage fees within a few working days. Because a minority interest in a closely held corporation lacks the inherent liquidity of freely traded securities and is less attractive for investment purposes, it is accepted valuation practice to discount the value implied from the actively traded counterpart to reflect this disparity.

Emerging Markets Local Currency Debt Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FOREIGN GOVERNMENT BONDS
Russia	$—	$3,422,369	$—	$3,422,369
Turkey	—	2,474,485	—	2,474,485
Mexico	—	2,446,565	—	2,446,565
Malaysia	—	2,413,537	—	2,413,537
South Africa	—	1,877,864	—	1,877,864
Poland	—	1,695,049	—	1,695,049
Thailand	—	1,257,710	—	1,257,710
Uruguay	—	1,120,557	—	1,120,557
Peru	—	785,065	—	785,065
Hungary	—	747,104	—	747,104
Colombia	—	739,807	—	739,807
Nigeria	—	729,876	—	729,876
Philippines	—	141,968	—	141,968

TOTAL FOREIGN GOVERNMENT BONDS	—	19,851,956	—	19,851,956

CORPORATE BONDS
Brazil	—	2,589,011	—	2,589,011
Indonesia	—	1,104,004	—	1,104,004
Russia	—	332,550	—	332,550

TOTAL CORPORATE BONDS	—	4,025,565	—	4,025,565

U.S. GOVERNMENT AND AGENCY OBLIGATIONS
United States	—	1,334,570	—	1,334,570

REPURCHASE AGREEMENT
United States	—	1,016,700	—	1,016,700

TOTAL INVESTMENTS	—	26,228,791	—	26,228,791

FORWARD FOREIGN EXCHANGE CONTRACTS	—	38,788	—	38,788

TOTAL	$—	$26,267,579	$—	$26,267,579

89

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Liabilities Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(12,943)	$—	$(12,943)

SWAPS	—	(363,824)	—	(363,824)

TOTAL	$—	$(376,767)	$—	$(376,767)

b) Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an agreement by the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. The value of the collateral is equal to at least 102% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds’ Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks. The Funds primarily engage in repurchase agreements with Fixed Income Clearing Corporation (FICC) through their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.

c) Foreign currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period as defined by the Funds’ Valuation Procedures. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments denominated in foreign currencies, which result from changes in foreign currencies, have been included in the net unrealized appreciation or depreciation of investments. Net realized currency gains and losses include foreign currency gains and losses occurring between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions, and the gains and losses from differences between the amounts of interest and dividends recorded on

90

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.

Investments in emerging markets can be riskier and more volatile than investments in the United States and other developed markets. Adverse political and economic developments can make it more difficult for the International Equity Fund to sell its foreign securities which could reduce the NAV of the Fund. In contrast to more established markets, emerging markets may have governments that are less stable and markets that are less liquid, increasing your investment risk. At January 31, 2013, the Fund had 0.43% of its net assets invested in Venezuelan securities and held Venezuelan Bolivar valued at 0.04% of the Fund’s net assets. Venezuela currently imposes foreign exchange controls which prohibit the Fund from repatriating dividends, interest, or other income from investments or proceeds from the sale of Venezuelan securities.

d) Forward foreign currency contracts: As part of their investment strategy, Funds entered into forward foreign currency contracts to manage the portfolio holdings against currency risks. The Funds also utilized forward foreign currency contracts to reduce or eliminate underweighted positions in a currency relative to its benchmark when purchasing underlying investments denominated in that currency is not deemed suitable by the Adviser. The Funds may use forward foreign currency contracts as a substitute for taking a position in the underlying asset and/or as a part of a strategy to reduce interest rate risk, currency risk, and price risk. Forward foreign currency contracts are valued at the interpolated forward rate and are marked-to-market at each valuation date in the manner set forth by the Funds’ Valuation Procedures. The change in fair value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell foreign currency limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

91

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that have limited trading or are denominated in non-convertible foreign currency, where the profit or loss at the time of the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will earmark liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract. The Funds’ maximum risk of loss from counterparty credit risk is the unrealized appreciation of forward foreign exchange contracts recorded on the Statement of Asset and Liabilities.

e) Bank loans: The Global High Income Fund may invest in bank loans. Bank loans include institutionally traded floating and fixed-rate debt obligations generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund’s NAV.

The Global High Income Fund may enter into, or acquire participation in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowings in which the Fund agrees to make loans up to a maximum amount upon demand by the borrowing issuer for a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrowing issuer repays the loan, an amount equal to the repayment is again made available to the borrowing issuer under the facility. The borrowing issuer may at any time

92

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

borrow and repay amounts so long as, in the aggregate, at any given time the amount borrowed does not exceed the maximum amount. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.

There are a number of risks associated with an investment in delayed funding loans and revolving credit facilities including credit, interest rate and liquidity risk and the risks of being a lender. There may be circumstances under which the borrowing issuer’s credit risk may be deteriorating and yet the Fund may be obligated to make loans to the borrowing issuer as the borrowing issuer’s credit continues to deteriorate, including at a time when the borrowing issuer’s financial condition makes it unlikely that such amounts will be repaid. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. These risks could cause the Fund to lose money on its investment, which in turn could affect the Fund’s returns. The Fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Fund.

At January 31, 2013, there were five unfunded commitments which amounted to $55,745,103 of par and had cost and fair value of $56,612,161 and $50,421,419, respectively.

f) Foreign securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

93

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

g) Financial futures contracts: In order to gain exposure to or protect against changes in security values, the Funds bought and sold futures contracts. The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with broker. The Funds entered into futures contracts for hedging purposes, managing the duration and yield curve profile, and to gain exposure to foreign equity markets.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds generally agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

The Funds entered into swap contracts that function similar to futures contracts (“synthetic futures”) to gain exposure and to protect against changes in security values. Generally these contracts are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty; however, they do require hard segregation of cash. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with broker. The Funds are exposed to the credit risk of the counterparty in addition to the risks described above. The accounting treatment of such contracts is similar to that described above for standard futures contracts. The Funds disclose synthetic futures with other futures contracts. The Funds’ maximum risk of loss associated with futures contracts is minimal since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default. The Fund’s maximum risk of loss due to counterparty credit risk for synthetic futures contracts is the unrealized appreciation for synthetic futures contracts.

h) Swaps: The Funds entered into interest rate, total return and credit default swaps primarily to preserve a return or spread on a particular investment or portion of

94

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

their portfolio. The Funds may also enter into currency and index swaps to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest; for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them, and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one party to be “long” a third-party credit risk, and the other party to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the Investment Adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements on the swap contracts, is rated at least A by Standard & Poor’s (S&P) or Moody’s or has an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is determined to be of equivalent credit quality by the Investment Adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. The Funds’ maximum risk of loss from counterparty risk related to swaps is the fair value of the contract. This risk is mitigated by having a master netting agreement between the Funds and the counterparties and by the posting of collateral by the counterparties to the Funds to cover the Funds’ exposure to the counterparty.

95

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Certain Funds hold derivative instruments which contain credit-risk-related contingent provisions. If the Fund’s net assets were to fall below certain thresholds from the prior fiscal year net assets, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position on January 31, 2013, is $655,126 for which the Global High Income Fund has pledged collateral of $10,000 in the normal course of business.

i) Securities lending: Select Opportunities Fund, International Equity Fund, and International Equity Fund II have established securities lending agreements with State Street Bank and Trust Company (“State Street”) in which the Funds lend portfolio securities to a broker. In exchange, collateral consisting of either cash or U.S. government securities in an amount of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned will be maintained at all times. These Funds may loan securities to brokers, dealers, and financial institutions determined by the Adviser to be creditworthy, subject to certain limitations. Under these agreements, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash in the State Street Navigator Securities Lending Prime Portfolio. These Funds receive any interest on the amount invested, but they must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral. These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

As of January 31, 2013, the value of the securities on loan and the value of collateral was as follows:

	Fair Value of	Value of
	Securities on Loan	Collateral
International Equity Fund II	$7,095,668	$7,489,350

j) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using the effective interest method. Dividend income is recorded in the Statement of Operations on the ex-dividend date or when the Funds become aware of the

96

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

dividend distribution in the case of certain foreign securities. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

The Funds are subject to an Imposto sobre Operacoes Financeiras (IOF) transaction tax levied by the Brazilian government on certain foreign exchange transactions related to security transactions executed across Brazilian exchanges. The IOF tax has been included in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

2.	Derivative Instruments

a) Financial futures contracts: At January 31, 2013, the Funds did not have any outstanding futures contracts.

b) Written Options: The Funds did not invest in written options during the period ended January 31, 2013.

c) Swaps: The Funds entered into the following swap transactions as of January 31, 2013:

Global High Income Fund

Credit Default Swaps-Sell Protection (1)

						Upfront		Net
	Fixed-Deal			Original	Current	Premiums		Unrealized
Reference	Received	Maturity		Notional	Notional	Paid/	Fair	Appreciation/
Obligation	Rate	Date	Counterparty	Amount	Amount (2)	(Received)	Value (3)	(Depreciation)
McClatchy Co (The)(T)	5.00%	03/20/2015	Credit Suisse International	$1,620,000	$1,620,000	$(174,150)	$64,855	$239,005
McClatchy Co (The)(T)	5.00%	03/20/2015	Barclays Bank PLC	5,000,000	5,000,000	(387,500)	200,170	587,670
Grohe Holding Gmbh(T)	5.00%	09/20/2015	UBS AG	5,935,000	3,330,000	(530,625)	394,673	925,298
Bombardier(T)	1.00%	06/20/2016	Deutsche Bank	14,350,000	14,350,000	(732,983)	(655,126)	77,857
Grohe Holding Gmbh(T)	5.00%	12/20/2016	Deutsche Bank	4,320,000	4,320,000	(643,477)	516,961	1,160,438
Grohe Holding Gmbh(T)	5.00%	12/20/2016	UBS AG	4,320,000	4,320,000	(689,440)	516,961	1,206,401
Chesapeake Energy(T)	5.00%	12/20/2017	Goldman Sachs International	8,440,000	8,440,000	21,100	518,996	497,896
Chesapeake Energy(T)	5.00%	12/20/2017	Goldman Sachs International	9,935,000	9,935,000	(645,774)	610,927	1,256,701
Chesapeake Energy(T)	5.00%	12/20/2017	Goldman Sachs International	9,940,000	9,940,000	(646,100)	611,234	1,257,334

				$63,860,000		$(4,428,949)	$2,779,651	$7,208,600

97

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Total Return Swaps

				Payments	Payments
Notional		Expiration		Made	Received	Fair
Amount	Currency	Date	Counterparty	by Fund	by Fund	Value
20,000,000	USD	06/20/2013	JPMorgan Chase Bank N.A.	3-Month LIBOR times notional amount of 20,000,000 units of the iBoxx USD Liquid High Yield Index	Total return on a basket of securities from the iBoxx USD Liquid High Yield Index	$56,352
30,000,000	USD	06/20/2013	JPMorgan Chase Bank N.A.	3-Month LIBOR times notional amount of 30,000,000 units of the iBoxx USD Liquid High Yield Index	Total return on a basket of securities from the iBoxx USD Liquid High Yield Index	204,945

						$261,297

Emerging Markets Local Debt Fund

Interest Rate Swaps

Notional		Expiration			Fixed	Variable	Fair
Amount	Currency	Date	Counterparty	Receive (Pay)#	Rate	Rate	Value
30,000,000	PLN	04/06/2013	JPMorgan Chase Bank N.A.	(Pay)	5.03%	3-month WIBOR	$(363,824)

International Equity Fund

Total Return Swaps

				Payments	Payments
Notional		Expiration		Made	Received	Fair
Amount	Currency	Date	Counterparty	by Fund	by Fund	Value
63,692	EUR	02/10/2014	Credit Suisse	1-Month EUR LIBOR plus 30 bps times notional amount of 63,692 units of the Euro STOXX Optimised Banks EUR Index	Total return on a basket of securities from the Euro STOXX Optimised Banks EUR Index	$6,646,730
14,735	EUR	02/10/2014	Credit Suisse	1-Month EUR LIBOR plus 50 bps times notional amount of 14,735 units of the STOXX Europe 600 Optimised Banks Index	Total return on a basket of securities from the STOXX Europe 600 Optimised Banks Index	2,157,169

98

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

				Payments	Payments
Notional		Expiration		Made	Received	Fair
Amount	Currency	Date	Counterparty	by Fund	by Fund	Value
1,690	EUR	02/10/2014	Credit Suisse	1-Month EUR LIBOR plus 50 bps times notional amount of 1,690 units of the Euro STOXX Optimised Banks EUR Index	Total return on a basket of securities from the Euro STOXX Optimised Banks EUR Index	$284,415
61,577	EUR	02/10/2014	Credit Suisse	1-Month EUR LIBOR plus 30 bps times notional amount of 61,577 units of the STOXX Europe 600 Optimised Banks Index	Total return on a basket of securities from the STOXX Europe 600 Optimised Banks Index	6,454,790

						$15,543,104

International Equity Fund II

Total Return Swaps

				Payments	Payments
Notional		Expiration		Made	Received	Fair
Amount	Currency	Date	Counterparty	by Fund	by Fund	Value
31,098	EUR	02/10/2014	Credit Suisse	1-Month EUR LIBOR plus 30 bps times notional amount of 31,098 units of the STOXX Europe 600 Optimised Banks Index	Total return on a basket of securities from the STOXX Europe 600 Optimised Banks Index	$3,191,713
32,111	EUR	02/10/2014	Credit Suisse	1-Month EUR LIBOR plus 30 bps times notional amount of 32,111 units of the Euro STOXX Optimised Banks EUR Index	Total return on a basket of securities from the Euro STOXX Optimised Banks EUR Index	3,253,876
26,320	EUR	02/10/2014	Credit Suisse	1-Month EUR LIBOR plus 50 bps times notional amount of 26,320 units of the STOXX Europe 600 Optimised Banks Index	Total return on a basket of securities from the STOXX Europe 600 Optimised Banks Index	3,856,526
17,104	EUR	02/10/2014	Credit Suisse	1-Month EUR LIBOR plus 50 bps times notional amount of 17,104 units of the Euro STOXX Optimised Banks EUR Index	Total return on a basket of securities from the Euro STOXX Optimised Banks EUR Index	2,886,523

						$13,188,638

99

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

(T)	The Fund entered into this contract for speculative purposes.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.
#	Receive—Fund receives fixed rate and pays variable rate. (Pay)—Fund pays fixed rate and receives variable rate.

d) Quantitative Disclosure of Derivative Holdings: Funds use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposure of the Funds’ portfolios. Derivatives relate to securities, interest rates, exchange rates, inflation rates, commodities and indices, and include swaps and exchange traded and over-the-counter contracts. As of and for the period ended January 31, 2013, derivative summary tables for each Fund are as follows:

Select Opportunities Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$8,530	$—	$—	$—	$—	$8,530

Total Value		$—	$8,530	$—	$—	$—	$—	$8,530

Number of Contracts, Notional Amounts or Shares/Units

Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts (1)	—	159,029	—	—	—	—	159,029

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

100

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

International Equity Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$—	$—	$—	$30,646,572	$—	$—	$30,646,572
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	—	2,877,614	—	—	—	—	2,877,614

Total Value		$—	$2,877,614	$—	$30,646,572	$—	$—	$33,524,186

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$2,254,999	$—	$—	$—	$—	$2,254,999

Total Value		$—	$2,254,999	$—	$—	$—	$—	$2,254,999

Number of Contracts, Notional Amounts or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts (1)	—	—	—	148,671	—	—	148,671
Forward Contracts (1)	—	101,885,912	—	—	—	—	101,885,912

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

International Equity Fund II

Asset Derivatives

Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$—	$—	$—	$26,023,767	$—	$—	$26,023,767

101

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$2,188,211	$—	$—	$—	$—	$2,188,211

Total Value		$—	$2,188,211	$—	$26,023,767	$—	$—	$28,211,978

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$1,704,003	$—	$—	$—	$—	$1,704,003

Total Value		$—	$1,704,003	$—	$—	$—	$—	$1,704,003

Number of Contracts, Notional Amounts or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts (1)	—	—	—	118,761	—	—	118,761
Forward Contracts (1)	—	77,329,196	—	—	—	—	77,329,196

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Total Return Bond Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$3,695,978	$—	$—	$—	$—	$3,695,978

Total Value		$—	$3,695,978	$—	$—	$—	$—	$3,695,978

102

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$2,697,077	$—	$—	$—	$—	$2,697,077

Total Value		$—	$2,697,077	$—	$—	$—	$—	$2,697,077

Number of Contracts, Notional Amounts or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Options Purchased (1)	—	333,333,333	—	—	—	—	333,333,333
Forward Contracts (2)	—	381,758,436	—	—	—	—	381,758,436

(1)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global High Income Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$—	$—	$3,434,777	$261,297	$—	$—	$3,696,074
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	—	614,414	—	—	—	—	614,414

Total Value		$—	$614,414	$3,434,777	$261,297	$—	$—	$4,310,488

Liability Derivatives

Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$—	$—	$655,126	$—	$—	$—	$655,126

103

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$9,820,364	$—	$—	$—	$—	$9,820,364

Total Value		$—	$9,820,364	$655,126	$—	$—	$—	$10,475,490

Number of Contracts, Notional Amounts or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts (1)	—	—	65,591,667	16,666,667	—	—	82,258,334
Forward Contracts (1)	—	438,086,846	—	—	—	—	438,086,846

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Emerging Markets Local Debt Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$38,788	$—	$—	$—	$—	$38,788

Total Value		$—	$38,788	$—	$—	$—	$—	$38,788

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$28,259	$—	$—	$—	$—	$—	$28,259
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	—	12,943	—	—	—	—	12,943

Total Value		$28,259	$12,943	$—	$—	$—	$—	$41,202

104

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Number of Contracts, Notional Amounts or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts (1)	30,000,000	—	—	—	—	—	30,000,000
Forward Contracts (1)	—	4,902,036	—	—	—	—	4,902,036

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

3.	Net Unrealized Tax Appreciation/Depreciation

At January 31, 2013, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

				Tax Basis
	Federal	Gross	Gross	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Select Opportunities Fund	$15,841,158	$894,105	$(88,042)	$806,063
International Equity Fund	1,249,630,819	197,700,476	(299,891,409)	(102,190,933)
International Equity Fund II	769,700,918	134,506,141	(37,760,124)	96,746,017
Total Return Bond Fund	2,203,606,190	67,550,052	(9,912,517)	57,637,535
Global High Income Fund	2,723,531,147	167,156,393	(50,214,884)	116,941,509
Emerging Markets Local Debt Fund	25,474,170	894,419	(139,798)	754,621

4.	Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of Funds’ investments in securities of these issuers for the period ended January 31, 2013, is set forth below:

	Shares Held	Purchases	Sales	Dividend	Fair Value
Affiliate	January 31, 2013	(Cost)	(Proceeds)	Income	January 31, 2013
International Equity Fund
Chimimport AD Preferred	6,328,542	$—	$68,410	$—	$8,521,514
LEV Insurance	4,078,860	—	—	—	1,998,450
Sparki Eltos Lovetch	1,338,736	—	—	—	602,118
Toza Markovic ad Kikinda	78,160	—	—	—	882,997

					$12,005,079

105

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Shares Held	Purchases	Sales	Dividend	Fair Value
Affiliate	January 31, 2013	(Cost)	(Proceeds)	Income	January 31, 2013
Global High Income Fund
Deep Ocean	1,427,968	$—	$—	$—	$26,249,162

					$26,249,162

5.	Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the adoption of ASU 2011-11 will have on the Funds’ financial statement disclosures.

6.	Subsequent Events

Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to January 31, 2013 through the date the financial statements were issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

On December 13, 2012, the Board of Trustees approved the Adviser’s proposal to open the International Equity Fund to new investors effective on or about January 2, 2013. Additionally, the Board of Trustees approved the name change from the Artio Emerging Markets Local Currency Debt Fund to the Artio Emerging Markets Local Debt Fund, effective January 1, 2013.

106

Item 2. Controls and Procedures
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17CFR 270.30a-3(c)), are effective based on their evaluation, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)), of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There have been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a3(d) under the Act (17 CFR 270.30a-3(d)) during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)), are attached hereto as Exibit 99.CERT.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Artio Select Opportunities Fund Inc.

By:	/s/ Anthony Williams
Anthony Williams
President (Principal Executive Officer)
Date: March 27, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony Williams
Anthony Williams
President (Principal Executive Officer)
Date: March 27, 2013

By:	/s/ Timothy Clemens
Timothy Clemens
Chief Financial Officer (Principal Financial Officer)
Date: March 27, 2013